Registration No. 333-13087

As Filed with the Securities and Exchange Commission on April 22, 2003

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No.__11__ [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.__4__ [ X ]

Sun Life of Canada (U.S.) Variable Account G

Registrant

Sun Life Assurance Company of Canada (U.S.)

Depositor

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Depositor's Address

1-888-594-2654

Depositor's Telephone Number

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (888) 594-2654	SUN LIFE LOGO

Sun Life Corporate VUL
Sun Life of Canada (U.S.) Variable Account G
A Flexible Premium Variable Universal Life Insurance Policy

This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we" or "us"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

- - - -

choose the life insurance coverage you need and increase or decrease coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available investment options and transfer amounts among these options as your investment objectives change; and

access the Policy's Account Value through policy loans and partial surrenders or a full surrender.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2003

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or Statement of Additional Information of the underlying mutual funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

Use of Policy

The Policy provides corporations and other entities life insurance coverage on employees or other persons in whose lives they have an insurable interest. It may be used in connection with various types of non-tax-qualified executive benefit plans.

Premium Payments
-	Generally, you must make an initial minimum premium payment equal to 1/12th of the Seven Pay Premium. If Seven Pay Premium is exceeded, the Policy becomes a Modified Endowment Contract.
-	Seven Pay Premium is the maximum Premium payment permitted in the first Policy Year of an unrated Policy, not involving a 1035 exchange.
- -

A 1035 exchange is a tax-sheltered exchange of cash value from one life insurance policy to another.

A Policy is a Modified Endowment Contract if the Premium paid during the first seven Policy Years exceeds the equivalent of seven level annual premiums necessary for a paid-up Policy.

- -

You choose the amount and timing of subsequent premium payments, within certain limits.

We allocate your net premium payments among the Policy's Sub-Accounts and the Fixed Account according to your instructions.

Account Value
-	The Account Value equals
	- - -	premiums and loan repayments, plus investment performance of the Sub-Accounts and the Fixed Account; less any loans, partial surrenders and Policy charges.
Accessing Your Account Value
Cash Surrender Value is
- - -	Account Value, less Policy Debt, plus any sales load refund due at surrender.
- - -

You may borrow from us using the Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value.

You may make a partial surrender of only a portion of the Cash Surrender Value once per year after the Policy has been in force for one year. Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

A partial surrender may cause a decrease in Total Face Amount of your Policy if the amount of the death benefit minus your Account Value after the partial surrender exceeds the amount of the death benefit minus your Account Value before the partial surrender.

Death Benefit
Specified Face Amount is the amount of life insurance coverage you request.
-	If the Guideline Premium Test applies, you have a choice of two death benefit options-
	- -	the Specified Face Amount (Option A); or the Specified Face Amount plus your Account Value (Option B).
- - -

You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

If the Cash Value Accumulation Test applies, you will be deemed to have elected Option A, which may not be changed.

After the first Policy Year, you may-

	- -	increase the Specified Face Amount, subject to satisfactory evidence of the Insured's insurability; or decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.
Death Benefit Compliance Test
-	For favorable federal tax treatment, the Policy must meet one of the following standards-
	- -	the Guideline Premium Test, or the Cash Value Accumulation Test.
-	You choose the applicable test. You may not change your election.

-	Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for Guideline Premium Test and Cash Value Accumulation Test definitions.
The Variable Account
- - - -

We have established a separate account ( the "Variable Account") to fund the variable insurance benefits under your Policy.

The assets of the Variable Account are free from our general creditor's claims.

The Variable Account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

-	When you choose Sub-Accounts in the Variable Account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to
- - - -	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.
- - -

With such Sub-Accounts, you assume all investment risk.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because investment risk is best borne over a number of years.

Investment Options
- - - -

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account.

If your Policy was issued before December 15, 2002, a Fixed Account investment option was not offered but became available, via Policy endorsement, on December 15, 2002. If that option was rejected, references to the Fixed Account within this prospectus should be disregarded.

You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose. We will notify you in writing of any such limitations.

You may transfer amounts from the Fixed Account, subject to our transfer rules in effect at time of transfer.

Right to Return Period

You may return the Policy and receive a refund within the later of 45 days after you sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when you receive the Policy.

What if Charges and Deductions Exceed Account Value?

Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due. If this occurs, we will send you written notice and allow you a 61 day grace period. If you do not make a premium payment within the grace period, sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period. If the Policy terminates, all coverage ceases and no benefits are payable.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits and surrenders.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the expenses that you will pay at the time that you buy the Policy and at the time of each subsequent premium payment.

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium[1] Premium Tax Federal Tax Sales Load on Premium up to and Including Target Premium Sales Load on Premium in Excess of Target Premium	Upon premium receipt Upon premium receipt Upon premium receipt Upon premium receipt	Guaranteed: Current: Policy Years 1-7: Policy Years 8+: Policy Years 1-7: Policy Years 8+:	4%-9% 2%-7% 1.25% 8.75% 0.00% 2.25% 0.00%
Illustration Charge	Upon fulfillment of illustration request	Guaranteed: Current:	$25.00 $0.00

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[2] Minimum and Maximum Charge Representative Owner Charge[5] (For a male, guaranteed issue, nonsmoker, issue age 45)	At the end of a Policy Month	(Per $1000 of Net Amount at Risk)
		Guaranteed: Current: Guaranteed: Current:	$1.05/$1000.00[4] $0.40/$203.08[3] $4.55 $1.21
Mortality and Expense Risk Charge	At the beginning of a Policy Month	(On the assets allocated to the investment options)
		Policy Years 1-10: Policy Years 11-20: Policy Years 21+:	Guaranteed: 0.90% Current: 0.60% Guaranteed: 0.90% Current: 0.20% Guaranteed: 0.90% Current: 0.10%
Monthly Expense Charge[6]	At the beginning of a Policy Month	Policy Year 1: Policy Years 2+:	$13.75 Guaranteed: $13.75 Current: $7.50
Loan Interest	At the end of each Policy Year	Policy Years 1-10: Policy Years 11+:	5.0% 4.25%

OPTIONAL CHARGE (FOR ADDITIONAL PROTECTION BENEFIT RIDER):
Charge	When Charge is Deducted	Amount Deducted

Additional Protection Benefit Rider[7]

(This charge is in addition to the Policy Cost of Insurance Charge.)

     Minimum and Maximum Charge

     Representative Owner Charge[5]

     (For an Insured male, guaranteed       issue, nonsmoker, issue age 45)

	At the end of a Policy Month	(Per $1000 of Rider Net Amount at Risk)
		Guaranteed: Current: Guaranteed: Current:	$1.31/$1000.00[9] $0.40/$203.08[8] $5.69 $1.21

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund and in the table following this one.
ANNUAL FUND OPERATING EXPENSES
Total Annual Fund Expenses (reflects management fees, distribution [and/or service](12b-1) fees and other expenses)	0.27%/3.88%


1The minimum and maximum premium tax charges are shown. You may obtain specific information about the particular premium tax charge applicable in your state from your sales representative.

2The cost of insurance charge varies based on individual characteristics, specifically the length of time the Policy has been in force and the Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

3The first number is the current annual minimum cost of insurance charge possible under the Policy. The $0.40 represents the per $1000 of Policy Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the current annual maximum cost of insurance charge possible under the Policy. The $203.08 represents the per $1000 of Policy Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

4The first number is the guaranteed annual minimum cost of insurance charge possible under the Policy. The $1.05 represents the per $1000 of Policy Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the Policy. The $1000.00 represents the per $1000 of Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

5A Representative Owner is an Insured male, guaranteed issue, nonsmoker, issue age 45. It is assumed the Owner and the Insured are the same person.

6The monthly expense charge varies based on our expectations of future expenses but will never exceed $13.75.

7The cost of insurance charge for the Additional Protection Benefit Rider varies based on individual characteristics, specifically the length of time the rider has been in force and the Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

8The first number is the current annual minimum cost of insurance charge possible under the rider. The $0.40 represents the per $1000 of Rider Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the current annual maximum cost of insurance charge possible under the rider. The $203.08 represents the per $1000 of Rider Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

9The first number is the guaranteed annual minimum cost of insurance charge possible under the rider. The $1.31 represents the per $1000 of Rider Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the rider. The $1000.00 represents the per $1000 of Rider Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 1.

About Who We Are

Sun Life Assurance Company of Canada (U.S.) is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia. Business in New York is conducted through an insurance company subsidiary of Sun Life Assurance Company of Canada (U.S.). We issue individual and group life insurance policies and annuity contracts.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

The Variable Account

Sun Life of Canada (U.S.) Variable Account G is one of our separate accounts established in accordance with Delaware law on July 25, 1996. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us. We, the Company, are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under the Policy are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required; however, we may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company, subject to any necessary vote by those having voting rights. In the event of any change in the registration status of the Variable Account, we may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds

The Policy offers several mutual fund options, which are briefly described below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). You should read the Fund Prospectuses, which may be obtained by calling 888-594-2654, before investing.

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks or companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Premier Equity Fund seeks long-term growth of capital with a secondary objective of current income.

Dreyfus Stock Index Fund (advised by the Dreyfus Corporation) seeks to match the performance of the S&P 500® ..

Dreyfus Variable Investment Fund (advised by the Dreyfus Corporation)

     Appreciation Portfolio seeks long-term capital growth by investing in common stocks.

     Developing Leaders Portfolio (formerly Small Cap Portfolio) seeks maximum capital appreciation by investing in stocks of small-cap companies.

     Growth and Income Portfolio seeks long-term capital growth, current income and growth of income by investing in stocks, bonds and money market instruments.

     Quality Bond Portfolio seeks maximum current income consistent with the preservation of capital and maintenance of liquidity by investing in fixed-income securities.

Fidelity Variable Insurance Products Funds (advised by Fidelity Management & Research Company. Fidelity and Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)

     Contrafund(R) Portfolio seeks long-term capital appreciation.

     Equity-Income Portfolio seeks reasonable income.

     Growth Portfolio seeks to achieve capital appreciation.

     High Income Portfolio seeks a high level of current income while also considering growth of capital.

Franklin Templeton Variable Insurance Products Trust (managed by Templeton Global Advisors Limited ("TGAL"))

     Templeton Growth Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in emerging markets.

J.P. Morgan Series Trust II (advised by J.P. Morgan Investment Management Inc.)

     Bond Portfolio seeks high total return by investing primarily in fixed income securities.

     Small Company Portfolio seeks to outperform U.S. stock markets over the long term through a disciplined management approach.

     U.S. Large Cap Core Equity Portfolio seeks to outperform U.S. stock markets over the long term through disciplined management approach.

Lord Abbett Series Fund, Inc. (advised by Lord, Abbett & Co.)

     International Portfolio seeks long-term capital appreciation.

     Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc., a diversified financial services organization)

     Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     Emerging Growth Series will seek long-term growth of capital.

     Global Growth Series will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

     Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

     Massachusetts Investors Growth Stock Series will seek to provide long-term growth of capital and future income rather than current income.

     Massachusetts Investors Trust Series will seek long-term growth of capital with a secondary objective to seek reasonable current income.

     Money Market Series will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

     Research Series will seek to provide long-term growth of capital and future income.

     Total Return Series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 80% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Neuberger Berman Advisers Management Trust (advised by Neuberger Berman Management Inc.)

     Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal. Total return is a secondary goal.

     Mid-Cap Growth Portfolio seeks growth of capital by normally investing at least 80% of its net assets in common stocks of mid-capitalization companies.

     Partners Portfolio seeks growth of capital by investing mainly in common stocks of mid- to large-capitalization companies.

Rydex Variable Trust (advised by Rydex Global Advisors)

     Rydex VT Nova Fund seeks to provide investment results that correspond to 150% of the daily performance of the S&P 500 Index.

     Rydex VT OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company)

     Sun Capital Investment Grade Bond Fund(R) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate Fund(R) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

T.Rowe Price Equity Series, Inc. (advised by T. Rowe Price Associates, Inc.)

     Equity Income Portfolio seeks substantial dividend income and long-term capital growth.

     New America Growth Portfolio seeks long-term capital appreciation through investments in companies believed by T. Rowe Price to be in the fast-growing sectors that define the "new America".

Discontinued Funds The following Funds are no longer available under the Policy, except as described below-
- - - -	Fidelity VIP Growth Portfolio Fidelity VIP Money Market Portfolio Fidelity VIP II Index 500 Portfolio Fidelity VIP II Investment Grade Bond Portfolio

If you had Account Value allocated to a Sub-Account which invests in the first Fund listed above as of May 1, 1999, you may maintain your existing allocations and may continue to allocate additional net premium payments or make transfers to that Sub-Account.

If you had Account Value allocated to a Sub-Account which invests in one of the last three Funds listed above as of May 1, 1999, you may maintain your existing allocations but may not allocate any additional net premium payments or make any future transfers to that Sub-Account.

Potential Conflicts

We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts. As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds. The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners. In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund. If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

An allocation of premium to the Fixed Account does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 2%, without regard to the actual investment experience of our general account. We may credit a higher rate of interest but are not obligated to do so.

About the Policy

This prospectus describes the standard features of the Policy. The Policy, as issued, may differ in some respects due to the legal requirements of the state where the Policy is issued.

Application and Issuance

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 for issuance on a simplified underwriting basis and less than 71 for issuance on an expanded guaranteed issue or guaranteed issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. The cost of insurance rates are higher for healthy individuals when simplified underwriting is used instead of regular underwriting. We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds. Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased Monthly Cost of Insurance charges.

Death Benefit Compliance Test. The Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law. We will refer to these standards as the "Cash Value Accumulation Test" and the "Guideline Premium Test." Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the "Death Benefit Percentage"). The Death Benefit Percentages for the Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex. The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test. The Guideline Premium Test imposes limits on the amount of premium you may pay under the Policy, where the Cash Value Accumulation Test does not.

You must specify in the Policy application which of these tests will apply to the Policy. You may not change your selection once the Policy has been issued. In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate. Because your choice of tests depends on complex factors and may not be changed, you should consult with a qualified tax adviser before deciding.

Initial Premium Payment. A Minimum Premium will be due and payable as of the Issue Date. In general, the Minimum Premium equals 1/12th of the Seven Pay Premium. The Seven Pay Premium is the maximum Premium payment permitted in the first Policy Year of an unrated Policy, not involving a 1035 exchange, so the Policy does not become a Modified Endowment Contract. Pending approval of your application, we will allocate any premium payments you make to our general account. If your application is not approved, we will promptly return your premium payments.

Effective Date of Coverage. Upon approval of your application, we will issue to you a Policy on the life of the Insured which will set forth your rights and our obligations. The Issue Date is the date specified as such in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured. The Effective Date of Coverage for the Policy will be the latest of-

- - -	the Issue Date, or the date we approve the application for the Policy, or the date you pay a premium equal to or in excess of the Minimum Premium.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage. Otherwise, the Policy will not qualify as life insurance under applicable state insurance and federal tax law. You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that you have an insurable interest for the full amount of coverage.

Right to Return Policy Period

If you are not satisfied with the Policy, you may return it by delivering or mailing it to our Principal Office or to the sales representative through whom you purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the "Right to Return Policy Period").

If you return the Policy during the Right to Return Policy Period, the Policy will be deemed void and you will receive a refund equal to the sum of-

- - -

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us or the sales representative through whom you purchased the Policy; and

any fees or charges imposed on amounts allocated to the Variable Account.

If required by applicable state insurance law, however, you will receive instead a refund equal to the sum of all premium payments made, without regard to the investment experience of the Variable Account. Unless you are entitled to receive a full refund of premium, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right to Return Policy Period with respect to the Policy.

If you are entitled under applicable state law to receive a full refund during the Right to Return Policy Period, we will allocate the net premium payments to the Sun Capital Money Market Fund Sub-Account during that period beginning on the Investment Start Date. Upon expiration of the Right to Return Policy Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Premium Payments

In general, you may choose the frequency and amount of any additional premium payments subject to the limits described below. All premium payments should be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office.

General Limitations. We reserve the right to limit the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the Death Benefit to increase by an amount that exceeds the premium received and we may require satisfactory evidence of insurability before we accept such a premium.

Guideline Premium Test Limitations. The Guideline Premium Test limits the amount of premium you may pay per year. We will not accept premium payments that would, in our opinion, exceed these limits, if you have chosen this test as the applicable Death Benefit Compliance Test, unless you have expressly directed us to do so. We will inform you of the applicable maximum premium limitations for the coming years in our annual report to you. In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium you may pay.

Planned Periodic Premiums. While you are not required to make premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits. In general, the billing period must be annual or semiannual. We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease premium payments, subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices. We will also suspend reminder notices at your written request.

Allocation of Net Premium. Net Premium is the amount you pay as premium minus Expense Charges Applied to Premium. We will allocate Net Premium among the Sub-Accounts and the Fixed Account in accordance with your allocation instructions, except during the Right to Return Policy Period as described above. You will be required to specify initial allocation percentages in the policy application.

You may change the allocation of future Net Premium at any time by submitting an acceptable request to our Service Center. An allocation change will be effective as of the date our Service Center receives your request for that change.

Modified Endowment Contract. Less favorable federal tax rules apply to life insurance policies that are defined as "Modified Endowment Contracts." One way the Policy could become a Modified Endowment Contract is if you pay premiums in excess of applicable tax-law limitations.

We will notify you if we receive a premium that would, in our opinion, cause the Policy to become a Modified Endowment Contract. We will not credit the premium unless we receive specific instructions from you to do so. If we have not received instructions within 24 hours of the date we sent notice to you, we will immediately return the premium.

Additional Protection Benefit Rider (APB Rider)

The Policy may be issued with an APB Rider. This rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the Insured equal to the amount of the APB Rider Death Benefit. You will be required to specify the initial APB Rider Face Amount in the policy application.

The cost of the APB Rider will be included in the Monthly Cost of Insurance deduction. The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in the Policy, used to determine our sales load charges. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the APB Rider Face Amount. Target Premium will be lower for the Policy which has the greater APB Rider Face Amount, which will result in lower sales load deductions for that Policy.

If you convert the Policy to a flexible premium universal life insurance policy, any related APB Rider will terminate automatically. An APB Rider will also terminate on the earliest of-

- - -	our receipt of your written request for termination, the lapse of the Policy because of insufficient value, or the termination of the Policy.

Fixed Account Endorsement

All Policies issued on or after December 15, 2002 include the Fixed Account Endorsement, which adds a Fixed Account to the Policy as an additional investment option. Policies issued prior to December 15, 2002 may have this endorsement at the Owner's option. This endorsement may not be available in all states and is provided at no charge. This prospectus presupposes this endorsement is affixed to the Policy.

Death Benefit

Policy Proceeds. If the Policy is in force at the time of the Insured's death and we have received Due Proof of the Insured's death, we will pay your designated beneficiary a lump sum amount equal to-

- - - -	the amount of the Base Death Benefit, minus the amount of any outstanding Policy Debt, plus the amount of any APB Rider Death Benefit, plus the amount of any other supplemental benefits.

The amount of the Base Death Benefit depends upon the death benefit option in effect at the time of the Insured's death.

Death Benefit Options. The Policy has two death benefit options. You will be required to select one of them in the Policy application.

Option A-Specified Face Amount. Under this option, the Base Death Benefit is the greater of-

- -	the Policy's Specified Face Amount, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B-Specified Face Amount Plus Account Value. Under this option, the Base Death Benefit is the greater of-

- -	the Specified Face Amount plus the Account Value, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B is not available, however, and you will be deemed to have elected Option A, if you have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test. There is no charge related to the election of Option B.

As Option B includes the Policy's Account Value, the death benefit will be impacted in a positive or negative manner by the premiums you pay, the investment performance of the Sub-Accounts you select, the interest credited to the Fixed Account, any loans, partial surrenders and the charges we deduct under the Policy. For example, the death benefit may be less if there is

- - - - - -	minimum premium funding, poor investment performance, minimum interest credited to the Fixed Account, an unpaid loan, a partial surrender and/or maximum charge deductions.

At any time the Base Death Benefit is defined as the Account Value multiplied by the applicable Death Benefit Percentage, and the Base Death Benefit minus Account Value exceeds the Policy's Total Face Amount, we reserve the right to distribute Account Value to you as a partial surrender to the extent necessary so that the Base Death Benefit minus Account Value will equal the Total Face Amount. You will not have the option of providing evidence of insurability to maintain a higher level of Base Death Benefit.

We will notify you in writing if we exercise our right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts and the Fixed Account in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all Sub-Accounts and the Fixed Account on the date of partial surrender.

Changes in the Death Benefit Option. If you have chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then you may change the death benefit option, subject to our underwriting rules in effect at the time of the change. Requests for a change must be made in writing to our Service Center. The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

If you change from Option B to Option A, we will increase the Specified Face Amount by the Account Value. If you

change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value. In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

A change in the death benefit option could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of the Policy. You should consult a qualified tax adviser before changing the death benefit option.

APB Rider Death Benefit. The APB Rider Death Benefit is the greater of zero or the result of the APB Rider Face Amount minus the excess, if any, of the Base Death Benefit over-

- -	the Specified Face Amount, if the applicable death benefit option is Option A, or the Specified Face Amount plus the Account Value, if the applicable death benefit option is Option B.

Minimum Face Amount. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount. In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000. We reserve the right to waive these minimums and to offer the Policy only in conjunction with an APB Rider with a specified APB Rider Face Amount.

Changes in Face Amount. After the end of the first Policy Year, you may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change. Unless you specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible. You must send your request for a change to our Service Center in writing. The Effective Date of Coverage for changes will be-

- -

for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount. An increase in the Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase. You may be required to submit satisfactory evidence of the Insured's insurability.

Decreases in Face Amount. The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in the Policy. Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in the Policy. A decrease in face amount will be applied-

- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial face amount.

A decrease in the Specified Face Amount or APB Rider Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of the Policy. You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

Account Value

Your Account Value is the sum of the amounts in each Sub-Account and the Fixed Account plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given day, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge and the Monthly Cost of Insurance Charge. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund, and the New York Stock Exchange are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor. The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are normally processed on the date we receive a premium at our Principal Office or any acceptable request is received at our Service Center. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Business Day we approve the policy application or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Account Value in the Investment Options. The Account Value on the Investment Start Date equals-
- - -

that portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account, minus the Monthly Expense Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value on subsequent Valuation Dates is equal to-
- - - - - - - - -

the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account's Net Investment Factor, minus the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account, plus the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus that portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account during the current Valuation Period, plus any amounts transferred by You to the Sub-Accounts and Fixed Account during the current Valuation Period, minus any amounts transferred by You from the Sub-Accounts and Fixed Account during the current Valuation Period, plus that portion of any loan repayment allocated to a Sub-Account and the Fixed Account during the current Valuation Period, plus that portion of any interest credited on the Loan Account which is allocated to a Sub-Account and the Fixed Account during the current Valuation Period, minus that portion of any partial surrenders deducted from a Sub-Account and the Fixed Account during the current Valuation Period, minus

- - - -

that portion of any Policy loan transferred from a Sub-Account and the Fixed Account to the Loan Account during the current Valuation Period, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the Sub-Accounts and the Fixed Account, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the Sub-Accounts and the Fixed Account, minus if you surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the Sub-Accounts and the Fixed Account.

A Sub-Account's Unit Value on any Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.

Net Investment Factor. The Net Investment Factor is used to measure the Sub-Account's investment performance from one Valuation Period to the next. This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account's investment performance for the preceding Valuation Period. Although we do not currently take any federal, state or local taxes into account when determining the Net Investment Factor, we reserve the right to do so.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-

- - -

the net asset value of a mutual fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account,

-by the net asset value of a fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

Account Value in the Loan Account. The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

- - - -

the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the "interest credited on Loan Account rate" of 4%, plus any amount transferred from the Sub-Accounts or the Fixed Account to the Loan Account for Policy loans requested on that day; minus any loan repayments made on that day, minus

if that day is a Policy Anniversary, any amount transferred to the Sub-Accounts or the Fixed Account by which the Loan Account Value exceeds the outstanding Policy loan.

Insufficient Value. If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then the Policy will terminate for no value, subject to the grace period described below.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the deductions from the Account Value. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on the policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address. If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense Charge from the amount payable. If the Policy terminates by reason of insufficient value, there is no right to reinstate the coverage.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Transfer Privileges

You normally may at any time transfer all or a portion of your Account Value among Sub-Accounts. Transfers from the Fixed Account may not exceed the greater of 25% of the highest Fixed Account value over the last four years or $5000. We will make transfers pursuant to an acceptable request to our Service Center.

You may transfer a specified dollar amount or a specified percentage of the investment option's value.

Your transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to-

- -	the minimum amount that may be transferred; and the minimum amount that may remain in an investment option following a transfer from that investment option.

We will notify you in writing of any such limitations. We do not reserve any right to impose charges for transfers.

The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions.

In addition, transfer privileges are subject to any restrictions that may be imposed by the Funds.

Accessing Your Account Value

Surrender. By written request, you may surrender the Policy for its Cash Surrender Value at any time. The date the surrender is processed, the insurance coverage and all other benefits under the Policy will terminate. The Cash Surrender Value is-

- - -	the Account Value, minus the outstanding balance of any outstanding Policy Debt; plus the Sales Load Refund at Surrender, if any.
Sales Load Refund at Surrender is that portion of any premium paid in the Policy Year of surrender that we will refund if you surrender the Policy in the first three Policy Years.

Partial Surrenders. You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to our Service Center. The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt and will be payable in a lump sum. Partial surrenders may have tax consequences. Unless you provide us satisfactory evidence that the Insured remains an acceptable risk based on our underwriting limits and standards, the Total Face Amount will be reduced to the extent necessary so that

- -	the death benefit minus the Account Value immediately after the partial surrender does not exceed the death benefit minus the Account Value immediately before the partial surrender.

If you provide satisfactory evidence of insurability, the Death Benefit will be equal to what it was immediately prior to the partial surrender. After the partial surrender, the Specified Face Amount may not be lower than the minimum Specified Face Amount and the Total Face Amount may not be lower than the minimum Total Face Amount.

You may allocate a partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options on the date of partial surrender.

Policy Loans. Using the Policy as collateral, you may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts and the Fixed Account to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the policy loan among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the loan.

Interest on the policy loan will accrue daily at an annual rate of 5% in Policy Years 1 through 10 and 4.25% thereafter. This interest will be due and payable to us in arrears on each Policy Anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received acceptable notice that the funds are to be applied to repay a policy loan. It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts and the Fixed Account. You may allocate the loan repayment among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the loan repayment among the investment options in the same proportion that the Account Value of each investment option bears to the total Account Value minus the Loan Account immediately prior to the loan repayment. We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account.

Deferral of Payment. We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the Insured, Due Proof of such death. Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

- - -

the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

the SEC, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Cash Surrender Value Payable upon Maturity

If the Insured is living and the Policy is in force on the date of Maturity, the Cash Surrender Value is payable to you.

Charges, Deductions and Refunds

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance, which generally range from 2% to 7% of premium but may exceed 7% in some states (for example, Kentucky). We will from time to time determine the applicable premium tax rate based on the rate we expect to pay. The premium tax rate is guaranteed not to exceed 7% for all states except Kentucky, in which case it is guaranteed not to exceed 9%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%. The charge for federal tax obligations is referred to as the "DAC tax" in the Policy.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy. We will allocate the Mortality and Expense Risk Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes. Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.90% (0.0024548% daily) of assets. Our current effective annual rates as a percentage of assets are-

- - -	0.60% (0.0016389% daily) for Policy Years 1 through 10; 0.20% (0.0005474% daily) for Policy Years 11 through 20; and 0.10% (0.0002738% daily) thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We deduct a flat charge at the beginning of each month to cover administrative and other expenses actually incurred. We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month. We will allocate the Monthly Expense Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. This charge is made, in arrears, at the end of each Policy Month. If you surrender the Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis. We will allocate the Monthly Cost of Insurance deduction among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. The deduction will equal the monthly cost of insurance rate multiplied by the Net Amount at Risk, divided by 1000. The deduction will also be adjusted to include any rider charges and any additional charges due to a substandard risk classification. The Net Amount at Risk is determined at the end of the Policy Month prior to the deduction of the Monthly Cost of Insurance and is the Death Benefit less the Account Value. The Net Amount at Risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.

Monthly Cost of Insurance rates are based on the length of time the Policy has been in force and on the Insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any. We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes. We anticipate the cost of insurance rates for coverage under the Policy to be less than the guaranteed maximum monthly rates shown in the Policy, unless the Insured has been rated a substandard risk. The cost of insurance rates shown in the Policy are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females). Monthly cost of insurance rates for classes of Insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

APB Rider Charge. The Account Value will be reduced monthly by the cost of this rider, if attached to the Policy. We anticipate the rider's cost of insurance to be less than the guaranteed maximum monthly rates shown in the Policy for this rider. The rates are based on 125% of the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the Insured has been rated a substandard risk. Monthly rider cost of insurance rates for classes of Insured with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Termination of Policy

The Policy will terminate on the earliest of-

- - - -	the date we receive your request to surrender, the expiration date of the grace period due to insufficient value, the date of Insured's death or the date of Maturity.

Other Policy Provisions

Alteration. Our sales representatives do not have the authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Service Center and must be in satisfactory written form. The assignment will then be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center. We are not responsible for the validity or legal effect of any assignment.

Rights of Owner

While the Insured is alive, unless you have assigned any of these rights, you may-

- - - - -

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Insured;

change or revoke a contingent owner;

change or revoke a beneficiary; and

exercise all other rights in the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice of the requested action. The request must be filed at our Service Center and must be in satisfactory written form. Your request will then, except as otherwise specified in the Policy, be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center.

Rights of Beneficiary. The beneficiary has no rights in the Policy until the death of the Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Reports to Policyowners. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on those loans.

Illustrations. Upon request, we will provide you with a hypothetical illustration of future Account Value and Death Benefits. This illustration will be furnished to you for a fee not to exceed $25.

Conversion. You may convert the Policy into a flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force. Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as the Policy. Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the Insured's insurability. This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy. Any riders or supplemental benefits will terminate automatically when the Policy is converted.

Misstatement of Age or Sex. If the age or sex (unless a unisex Policy) of the Insured is stated incorrectly in the Policy application, the amounts payable by us will be adjusted.

     Misstatement discovered at death-The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-The Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide. Unless state law otherwise requires, if the Insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds. We will refund to you the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy. We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of the increase. Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

Addition, Deletion or Substitution of Investments. Subject to our obtaining any necessary regulatory approvals, share of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Modification. Upon notice to you, we may modify the Policy if that modification-

- - - -

is necessary to make the Policy, the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract. Your entire contract with us consists of the Policy, the application(s), any riders, any endorsements, and any other attachments. Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how Policy values may be affected by different investment returns and other factors.

Performance Information

From time to time, we may advertise total return and average annual total return of the Funds. This performance information, presented in sales literature, is based on historical earnings and is not intended to indicate future performance. Total return for a Portfolio refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund. Total return of the Portfolio, net of Mortality & Expense Risk Charges, refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge. Other charges, fees and expenses payable under the Policy are not deducted from the performance information. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's or Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

We may compare performance information in reports and promotional literature, to-

- - -

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners. Topics may include-

- - - - -

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

The Policy was first offered to the public in 1997. We may, however, advertise return data based on the period of time that the Funds have been in existence. The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having a voting interest in the corresponding Sub-Accounts, to the extent required by law. We will provide each policyowner who has a voting interest in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us. We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.

We will determine the number of shares for which you are entitled to provide voting instructions as of the record date established for the applicable Fund. This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

We may, if required by state insurance regulators, disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund. Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund. If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy

We will offer the Policy only in jurisdictions where the Policy may be lawfully sold. The Policy may be sold only by persons who are licensed insurance agents under applicable state law and who are licensed by the National Association of Securities Dealers, Inc. (the "NASD") to sell variable insurance contracts as a registered representative of a broker-dealer which has entered into a distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc., one of our wholly-owned subsidiaries. Clarendon is a registered broker-dealer and member of the NASD. Clarendon's principal business offices are located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We may pay registered broker-dealers commissions in connection with sales of the Policy, and we may pay bonuses, as well as expense and training allowances. The maximum commission payable will be 15% of premium paid in the first Policy Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of-

- -	up to 0.10% of Account Value for Policy Years one through seven; up to 0.20% of Account Value for Policy Years eight through twenty; and

-	up to 0.10% of Account Value thereafter.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof. However, you will be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance than an election to extend the maturity date of the Policy will avoid that result. In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. We also believe that the policyowner does not have excessive control over the assets underlying the Policy that would cause the policyowner to be treated as owning the investments underlying the Policy for federal income tax purposes. If guidelines are adopted which would treat the policyowner as having excessive control over the investments underlying the Policy, we will take any action (including modification of the Policy or the Variable Account) necessary to comply with the guidelines.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endorsement Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner's "Investment in the Policy" and then as a distribution of the income earned under the Policy, which is subject to tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest. You should consult a qualified tax adviser regarding such deductions.

Upon the complete surrender or lapse of the Policy, the amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner's "Investment in the Policy" (as defined above) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible. Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term "Investment in the Policy" means-
- - -

the aggregate amount of any premiums or other consideration paid for a Policy, minus the aggregate amount received under the Policy which is excluded from the owner's gross income (other than loan amounts), plus the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the policyowner's gross income.

The "Investment in the Policy" is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income. Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the "Investment in the Policy" by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the policyowner's Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Tax Return Disclosure

The Company believes that the purchase of a Policy is not currently subject to the tax return disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4. However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4 to your federal tax return.

The Company believes that the customer list requirements of IRC Section 6112 and Treasury Regulation Section 1.6112-1 are not currently applicable to such offerings and sales. Under IRC Section 6111 and Temporary Treasury Regulation Section 301.6111, the Company is required to register with the IRS any offerings or sales of Policies that are considered tax shelters. The Company believes that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by John E. Coleman, FSA, MAAA, Assistant Vice President for Corporate Markets of Sun Life Assurance Company of Canada (U.S.).

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You may refer to the registration statement for additional information about us, the Variable Account, the underlying funds and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the shares of any Fund held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Sub-Account, the Fixed Account and the amount of the Loan Account.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

APB Rider-An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

APB Rider Death Benefit-The death benefit under the APB Rider.

APB Rider Face Amount-The amount of APB Rider coverage you request, as specified in your application, used in determining the Death Benefit.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Account Value less the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any APB Rider Death Benefit.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.

Effective Date of Coverage-

- - -

Initially, the Investment Start Date;

with respect to any increase in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for such increase; and

with respect to any decrease in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

Fixed Account-The portion of the Account Value funded by assets invested in our General Account.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts or any of our other separate accounts.

Investment Start Date-The date the first premium is applied, which will be the later of

- - -	the Issue Date, the Business Day we approve the application for a Policy, or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Minimum Premium-The premium amount due and payable as of the Issue Date, as specified in the Policy. The Minimum Premium varies based on the Class, Issue Age, and sex of the Insured and the Total Face Amount of the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Net Premium-The amount you pay as the premium minus Expense Charges Applied to Premium.

Our Principal Office-Sun Life Assurance Company of Canada (U.S.)(Attn: Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or such other address as we may specify to you by written notice.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Sales Load Refund at Surrender-The portion of any premium paid in the Policy Year of surrender that we will refund if you surrender the Policy in the first three Policy Years.

SEC-Securities and Exchange Commission.

Service Center-Andesa TPA, Inc., 1605 N. Cedar Crest Blvd., Suite 502, Allentown, Pennsylvania, 18104-2351, (610) 821-8980, or such other service center or address as we may hereafter specify to you by written notice.

Specified Face Amount-The amount of life insurance coverage you request, as specified in the Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Target Premium-An amount of premium specified as such in the Policy, used to determine our sales load charges.

Total Face Amount-The sum of the Specified Face Amount and the APB Rider Face Amount.

Unit-A unit of measurement that we use to calculate the value of each investment option.

Unit Value-The value of each Unit of assets in an investment option.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one to the next determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.

Appendix B
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
-	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
-	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
-	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice:
Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
Keyport Life Insurance Company	IFS Agencies of New Mexico, Inc.
(including the separate accounts of these companies)	IFS Insurance Agencies of Ohio, Inc.
IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
Keyport Financial Services Corp.
Liberty Securities Corporation
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of Nevada, Inc.
LSC Insurance Agency of New Mexico, Inc.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account G and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-888-594-2654.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-07837
PART B

STATEMENT OF ADDITIONAL INFORMATION
SUN LIFE CORPORATE VUL
VARIABLE UNIVERSAL LIFE POLICY
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

May 1, 2003

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Sun Life Corporate VUL prospectus, dated May 1, 2003. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA 02481 or calling 1-888-594-2654.

TABLE OF CONTENTS
THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
ACCOUNTANTS	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	2
CALCULATION OF PERFORMANCE DATA	4
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT G
FINANCIAL STATEMENTS OF THE COMPANY

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company.

Sun Life of Canada (U.S.) Variable Account G was established in accordance with Delaware law on July 25, 1996 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

ACCOUNTANTS

The financial statements included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (which reports express an unqualified opinion; their report dated February 21, 2003 accompanying the consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) expresses an unqualified opinion and includes an explanatory paragraph relating the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, described in Note 1), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley Street, Boston, Massachusetts.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

Policies, offered on a continuous basis, are sold by licensed insurance agents in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Policies, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and other variable life insurance policies issued by the Company. Clarendon retains no monies for its services rendered in the distribution and underwriting of the policies.

We may pay registered broker-dealers commissions in connection with sales of the Policy, and we may pay bonuses, as well as expense and training allowances. The maximum commission payable will be 15% of premium paid in the first Policy Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of-

o o o	up to 0.10% of Account Value for Policy Years one through seven; up to 0.20% of Account Value for Policy Years eight through twenty; and up to 0.10% of Account Value thereafter.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 for issuance on a simplified underwriting basis and less than 71 for issuance on an expanded guarantee issue or guarantee issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds. Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased cost of insurance charges. The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females).

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance. We will from time to time determine the applicable premium tax rate based on the rate we expect to pay. The premium tax rate is guaranteed not to exceed 7% for all states except Kentucky, in which case it is guaranteed not to exceed 9%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner. Additional information may be obtained by calling the Company at 1-888-594-2654.

Increase in Face Amount. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included in this Statement of Additional Information. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

AVERAGE ANNUAL TOTAL RETURN OF THE PORTFOLIOS FOR THE PERIOD ENDING: DECEMBER 31, 2002

Each of the following Portfolios may advertise its total return. Total return quotations will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment according to the following formula:

P(1 + T) ^ n = ERV

Where:
P= T= n= ERV=

a hypothetical initial Purchase Payment of $1000

average annual total return for the period

number of years

redeemable value (as of the end of the period) of a hypothetical $1000 Purchase Payment made at the beginning of the state periods (or fractional portion therefor)

The following performance information of the Portfolios reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses plus capital gains and losses, realized or unrealized. Performance does not reflect any Policy or Variable Account charges or expenses.

Portfolio	Portfolio Inception Date	1-Month Ending 12/31/02	3-Months Ending 12/31/02	Cum. YTD	1-Year	3-Year	5-Year	10-Year	Life of Portfolio
AIM V.I. Capital Appreciation Fund	5/5/1993	-7.02%	5.39%	-24.36%	-24.36%	-19.74%	-2.26%		7.32%
AIM V.I. Premier Equity Fund	5/5/1993	-6.03%	6.65%	-30.26%	-30.26%	-19.56%	-2.19%		7.84%
Dreyfus Stock Index Fund	9/29/1989	-5.93%	8.35%	-22.36%	-22.36%	-14.80%	-0.89%	8.92%	9.23%
Dreyfus VIF Appreciation Portfolio	4/5/1993	-4.05%	6.83%	-16.71%	-16.71%	-9.13%	1.72%		10.18%
Dreyfus VIF Growth and Income Portfolio	5/2/1994	-6.68%	8.05%	-25.33%	-25.33%	-12.22%	-2.43%		8.22%
Dreyfus VIF Quality Bond Portfolio	8/31/1990	2.36%	1.78%	7.76%	7.76%	8.53%	6.20%	7.28%	8.20%
Dreyfus VIF Small Cap Portfolio	8/31/1990	-4.26%	4.97%	-19.12%	-19.12%	-4.89%	0.46%	12.57%	24.43%
Fidelity VIP II Asset Manager: Growth Portfolio	1/3/1995	-4.53%	9.31%	-15.53%	-15.53%	-11.86%	-1.49%		6.97%
Fidelity VIP II Contrafund Portfolio	1/3/1995	-0.60%	1.34%	-9.35%	-9.35%	-9.43%	3.71%		12.27%
Fidelity VIP II Index 500 Portfolio	8/27/1992	-5.89%	8.41%	-22.25%	-22.25%	-14.74%	-0.84%	9.04%	9.37%
Fidelity VIP II Investment Grade Bond Portfolio	12/5/1988	2.16%	2.78%	10.34%	10.34%	10.00%	7.47%	7.29%	8.00%
Fidelity VIP Equity-Income Portfolio	10/9/1986	-4.72%	9.40%	-16.95%	-16.95%	-5.06%	0.31%	9.79%	10.03%
Fidelity VIP Growth Portfolio	10/9/1986	-7.93%	6.79%	-30.10%	-30.10%	-19.98%	-0.36%	8.44%	10.40%
Fidelity VIP High Income Portfolio	9/19/1985	1.19%	7.23%	3.44%	3.44%	-10.88%	-6.04%	3.46%	6.76%
Fidelity VIP Money Market Portfolio	4/1/1982	0.11%	0.37%	1.69%	1.69%	4.02%	4.55%	4.70%	6.32%
J.P. Morgan Bond Portfolio	1/3/1995	1.87%	1.79%	8.80%	8.80%	8.75%	6.57%		7.58%
J.P. Morgan Small Company Portfolio	1/3/1995	-4.79%	2.99%	-21.65%	-21.65%	-13.87%	-2.71%		7.08%
J.P. Morgan U.S. Disciplined Equity Portfolio	1/3/1995	-6.02%	8.13%	-24.62%	-24.62%	-16.08%	-2.88%		7.53%
Lord Abbett Series Fund International Portfolio	9/15/1999	-0.93%	3.45%	-17.70%	-17.70%	-23.26%			-15.03%
Lord Abbett Series Fund Mid Cap Value Portfolio	9/15/1999	-3.54%	6.40%	-9.78%	-9.78%	14.11%			12.32%
MFS/Sun Life Series Trust Capital Appreciation Series	7/19/1985	-6.91%	6.48%	-32.39%	-32.39%	-23.53%	-5.26%	5.73%	9.96%
MFS/Sun Life Series Trust Emerging Growth Series	5/1/1995	-6.33%	4.89%	-34.15%	-34.15%	-29.63%	-3.88%		5.30%
MFS/Sun Life Series Trust Global Growth Series	11/16/1993	-4.11%	5.31%	-19.36%	-19.36%	-17.44%	1.53%		6.56%
MFS/Sun Life Series Trust Government Securities Series	7/19/1985	1.84%	0.95%	9.80%	9.80%	9.78%	7.13%	6.91%	8.22%
MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Series	5/1/1998	-7.68%	3.11%	-28.05%	-28.05%	-20.24%			-3.88%
MFS/Sun Life Series Trust Massachusetts Investors Trust Series	12/5/1986	-5.06%	6.65%	-21.22%	-21.22%	-12.73%	-2.48%	7.96%	9.46%
MFS/Sun Life Series Trust Money Market Series	8/29/1985	0.08%	0.27%	1.27%	1.27%	3.65%	4.12%	4.23%	5.10%
MFS/Sun Life Series Trust Research Series	11/7/1994	-4.70%	5.89%	-25.11%	-25.11%	-17.35%	-2.83%		7.19%
MFS/Sun Life Series Trust Total Return Series	5/2/1988	-2.33%	5.09%	-5.69%	-5.69%	3.45%	4.93%	9.54%	10.28%
MFS/Sun Life Series Trust Utilities Series	11/16/1993	1.20%	9.56%	-23.87%	-23.87%	-14.90%	-0.99%		7.39%
Neuberger Berman AMT Ltd. Mat. Bond Port.	9/10/1984	1.05%	1.05%	5.34%	5.34%	6.96%	5.33%	5.48%	7.38%
Neuberger Berman AMT Mid-Cap Growth Port.	11/3/1997	-6.41%	0.59%	-29.34%	-29.34%	-21.02%	1.10%		4.22%
Neuberger Berman AMT Partners Portfolio	3/22/1994	-7.17%	6.74%	-24.14%	-24.14%	-9.46%	-3.65%		7.47%
Rydex VT Nova Fund	5/7/1997	-9.12%	10.92%	-35.72%	-35.72%	-26.85%	-8.89%		-4.60%
Rydex VT OTC Fund	5/7/1997	-12.22%	17.69%	-38.85%	-38.85%	-37.42%	-1.94%		-0.62%
Sun Capital Investment Grade Bond Fund	12/7/1998	2.15%	1.70%	5.24%	5.24%	7.41%			5.28%
Sun Capital Real Estate Fund	12/7/1998	1.64%	-0.44%	4.04%	4.04%	15.43%			9.86%
T. Rowe Price Equity Income Portfolio	3/31/1994	-4.08%	9.07%	-13.12%	-13.12%	-0.12%	2.43%		11.07%
T. Rowe Price New America Growth Portfolio	3/31/1994	-5.66%	11.22%	-28.31%	-28.31%	-17.34%	-5.47%		6.07%
Templeton Growth Securities Fund: Class 1	3/15/1994	-6.37%	6.38%	-18.32%	-18.32%	-6.29%	1.65%		6.48%

The following performance of the Portfolios reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses, plus capital gains and losses, realized or unrealized, net of the mortality and expense risk charge (at the current rate of 0.60% of net asset value for the first ten years, 0.20% of net asset value for the next ten years and 0.10% thereafter, rather than the guaranteed rate of 0.90%).

Portfolio	Portfolio Inception Date	1-Month Ending 12/31/02	3-Months Ending 12/31/02	Cum. YTD	1-Year	3-Year	5-Year	10-Year	Life of Portfolio
AIM V.I. Capital Appreciation Fund	5/5/1993	-7.07%	5.23%	-24.81%	-24.81%	-20.22%	-2.84%		6.68%
AIM V.I. Premier Equity Fund	5/5/1993	-6.08%	6.49%	-30.68%	-30.68%	-20.04%	-2.77%		7.20%
Dreyfus Stock Index Fund	9/29/1989	-5.98%	8.19%	-22.82%	-22.82%	-15.31%	-1.48%	8.27%	8.58%
Dreyfus VIF Appreciation Portfolio	4/5/1993	-4.10%	6.67%	-17.21%	-17.21%	-9.67%	1.11%		9.52%
Dreyfus VIF Growth and Income Portfolio	5/2/1994	-6.73%	7.89%	-25.78%	-25.78%	-12.74%	-3.01%		7.57%
Dreyfus VIF Quality Bond Portfolio	8/31/1990	2.31%	1.63%	7.12%	7.12%	7.88%	5.57%	6.64%	7.55%
Dreyfus VIF Small Cap Portfolio	8/31/1990	-4.31%	4.81%	-19.60%	-19.60%	-5.46%	-0.14%	11.90%	23.69%
Fidelity VIP II Asset Manager: Growth Portfolio	1/3/1995	-4.58%	9.15%	-16.03%	-16.03%	-12.39%	-2.08%		6.33%
Fidelity VIP II Contrafund Portfolio	1/3/1995	-0.65%	1.19%	-9.89%	-9.89%	-9.97%	3.09%		11.60%
Fidelity VIP II Index 500 Portfolio	8/27/1992	-5.94%	8.25%	-22.71%	-22.71%	-15.25%	-1.43%	8.39%	8.72%
Fidelity VIP II Investment Grade Bond Portfolio	12/5/1988	2.11%	2.63%	9.68%	9.68%	9.34%	6.83%	6.65%	7.36%
Fidelity VIP Equity-Income Portfolio	10/9/1986	-4.77%	9.24%	-17.45%	-17.45%	-5.63%	-0.29%	9.14%	9.37%
Fidelity VIP Growth Portfolio	10/9/1986	-7.98%	6.63%	-30.52%	-30.52%	-20.46%	-0.95%	7.79%	9.74%
Fidelity VIP High Income Portfolio	9/19/1985	1.14%	7.07%	2.82%	2.82%	-11.41%	-6.60%	2.84%	6.12%
Fidelity VIP Money Market Portfolio	4/1/1982	0.06%	0.22%	1.08%	1.08%	3.40%	3.93%	4.08%	5.69%
J.P. Morgan Bond Portfolio	1/3/1995	1.82%	1.64%	8.15%	8.15%	8.10%	5.93%		6.94%
J.P. Morgan Small Company Portfolio	1/3/1995	-4.84%	2.83%	-22.12%	-22.12%	-14.38%	-3.29%		6.44%
J.P. Morgan U.S. Disciplined Equity Portfolio	1/3/1995	-6.07%	7.97%	-25.07%	-25.07%	-16.58%	-3.46%		6.89%
Lord Abbett Series Fund International Portfolio	9/15/1999	-0.98%	3.29%	-18.19%	-18.19%	-23.72%			-15.54%
Lord Abbett Series Fund Mid Cap Value Portfolio	9/15/1999	-3.59%	6.24%	-10.32%	-10.32%	13.43%			11.65%
MFS/Sun Life Series Trust Capital Appreciation Series	7/19/1985	-6.96%	6.32%	-32.79%	-32.79%	-23.99%	-5.83%	5.10%	9.30%
MFS/Sun Life Series Trust Emerging Growth Series	5/1/1995	-6.38%	4.73%	-34.54%	-34.54%	-30.05%	-4.45%		4.67%
MFS/Sun Life Series Trust Global Growth Series	11/16/1993	-4.16%	5.15%	-19.84%	-19.84%	-17.93%	0.92%		5.92%
MFS/Sun Life Series Trust Government Securities Series	7/19/1985	1.79%	0.80%	9.15%	9.15%	9.13%	6.49%	6.27%	7.57%
MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Series	5/1/1998	-7.73%	2.95%	-28.48%	-28.48%	-20.72%			-4.45%
MFS/Sun Life Series Trust Massachusetts Investors Trust Series	12/5/1986	-5.11%	6.49%	-21.69%	-21.69%	-13.25%	-3.06%	7.32%	8.81%
MFS/Sun Life Series Trust Money Market Series	8/29/1985	0.03%	0.12%	0.67%	0.67%	3.03%	3.50%	3.61%	4.47%
MFS/Sun Life Series Trust Research Series	11/7/1994	-4.75%	5.73%	-25.56%	-25.56%	-17.84%	-3.41%		6.55%
MFS/Sun Life Series Trust Total Return Series	5/2/1988	-2.38%	4.93%	-6.25%	-6.25%	2.83%	4.30%	8.89%	9.62%
MFS/Sun Life Series Trust Utilities Series	11/16/1993	1.15%	9.40%	-24.32%	-24.32%	-15.41%	-1.58%		6.75%
Neuberger Berman AMT Ltd. Mat. Bond Port.	9/10/1984	1.00%	0.90%	4.71%	4.71%	6.32%	4.70%	4.85%	6.74%
Neuberger Berman AMT Mid-Cap Growth Port.	11/3/1997	-6.46%	0.44%	-29.76%	-29.76%	-21.49%	0.50%		3.60%
Neuberger Berman AMT Partners Portfolio	3/22/1994	-7.22%	6.58%	-24.59%	-24.59%	-10.00%	-4.22%		6.83%
Rydex VT Nova Fund	5/7/1997	-9.17%	10.75%	-36.10%	-36.10%	-27.29%	-9.43%		-5.17%
Rydex VT OTC Fund	5/7/1997	-12.27%	17.51%	-39.22%	-39.22%	-37.79%	-2.52%		-1.21%
Sun Capital Investment Grade Bond Fund	12/7/1998	2.10%	1.55%	4.61%	4.61%	6.77%			4.65%
Sun Capital Real Estate Fund	12/7/1998	1.59%	-0.59%	3.42%	3.42%	14.74%			9.20%
T. Rowe Price Equity Income Portfolio	3/31/1994	-4.13%	8.91%	-13.64%	-13.64%	-0.72%	1.82%		10.41%
T. Rowe Price New America Growth Portfolio	3/31/1994	-5.71%	11.05%	-28.74%	-28.74%	-17.83%	-6.03%		5.44%
Templeton Growth Securities Fund: Class 1	3/15/1994	-6.42%	6.22%	-18.81%	-18.81%	-6.85%	1.04%		5.85%

The following performance information of the Portfolios reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses plus capital gains and losses, realized or unrealized. Performance does not reflect any Policy or Variable Account charges or expenses.

Portfolio	Date Sub-Account added as Policy Investment Option	1-Month Ending12/31/02	3-Months Ending 12/31/02	Cum. YTD	1-Year	3-Year	5-Year	10-Year	Life of Sub-Account
AIM V.I. Capital Appreciation Fund	5/3/1999	-7.02%	5.39%	-24.36%	-24.36%	-19.74%			-8.57%
AIM V.I. Premier Equity Fund	5/3/1999	-6.03%	6.65%	-30.26%	-30.26%	-19.56%			-12.50%
Dreyfus Stock Index Fund	5/3/1999	-5.93%	8.35%	-22.36%	-22.36%	-14.80%			-10.16%
Dreyfus VIF Appreciation Portfolio	5/1/1998	-4.05%	6.83%	-16.71%	-16.71%	-9.13%			-1.66%
Dreyfus VIF Growth and Income Portfolio	5/1/1998	-6.68%	8.05%	-25.33%	-25.33%	-12.22%			-5.15%
Dreyfus VIF Quality Bond Portfolio	5/1/1998	2.36%	1.78%	7.76%	7.76%	8.53%			5.95%
Dreyfus VIF Small Cap Portfolio	5/1/1998	-4.26%	4.97%	-19.12%	-19.12%	-4.89%			-2.05%
Fidelity VIP II Asset Manager: Growth Portfolio	5/1/1998	-4.53%	9.31%	-15.53%	-15.53%	-11.86%			-4.14%
Fidelity VIP II Contrafund Portfolio	5/1/1997	-0.60%	1.34%	-9.35%	-9.35%	-9.43%	3.71%		5.06%
Fidelity VIP II Index 500 Portfolio	5/1/1997	-5.89%	8.41%	-22.25%	-22.25%	-14.74%	-0.84%		1.81%
Fidelity VIP II Investment Grade Bond Portfolio	5/1/1998	2.16%	2.78%	10.34%	10.34%	10.00%			7.51%
Fidelity VIP Equity-Income Portfolio	5/1/1997	-4.72%	9.40%	-16.95%	-16.95%	-5.06%	0.31%		1.83%
Fidelity VIP Growth Portfolio	5/1/1997	-7.93%	6.79%	-30.10%	-30.10%	-19.98%	-0.36%		0.10%
Fidelity VIP High Income Portfolio	5/1/1997	1.19%	7.23%	3.44%	3.44%	-10.88%	-6.04%		-4.31%
Fidelity VIP Money Market Portfolio	5/1/1997	0.11%	0.37%	1.69%	1.69%	4.02%	4.55%		4.57%
J.P. Morgan Bond Portfolio	5/1/1997	1.87%	1.79%	8.80%	8.80%	8.75%	6.57%		6.88%
J.P. Morgan Small Company Portfolio	5/1/1997	-4.79%	2.99%	-21.65%	-21.65%	-13.87%	-2.71%		-0.87%
J.P. Morgan U.S. Disciplined Equity Portfolio	5/1/1997	-6.02%	8.13%	-24.62%	-24.62%	-16.08%	-2.88%		-2.17%
Lord Abbett Series Fund International Portfolio	4/30/2001	-0.93%	3.45%	-17.70%	-17.70%				-22.42%
Lord Abbett Series Fund Mid Cap Value Portfolio	4/30/2001	-3.54%	6.40%	-9.78%	-9.78%				-3.35%
MFS/Sun Life Series Trust Capital Appreciation Series	5/1/1997	-6.91%	6.48%	-32.39%	-32.39%	-23.53%	-5.26%		-4.77%
MFS/Sun Life Series Trust Emerging Growth Series	5/1/1997	-6.33%	4.89%	-34.15%	-34.15%	-29.63%	-3.88%		-1.79%
MFS/Sun Life Series Trust Global Growth Series	5/1/1997	-4.11%	5.31%	-19.36%	-19.36%	-17.44%	1.53%		2.33%
MFS/Sun Life Series Trust Government Securities Series	5/1/1997	1.84%	0.95%	9.80%	9.80%	9.78%	7.13%		7.30%
MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Series	5/3/1999	-7.68%	3.11%	-28.05%	-28.05%	-20.24%			-11.13%
MFS/Sun Life Series Trust Massachusetts Investors Trust Series	5/1/1998	-5.06%	6.65%	-21.22%	-21.22%	-12.73%			-5.66%
MFS/Sun Life Series Trust Money Market Series	5/3/1999	0.08%	0.27%	1.27%	1.27%	3.65%			3.86%
MFS/Sun Life Series Trust Research Series	5/1/1998	-4.70%	5.89%	-25.11%	-25.11%	-17.35%			-6.31%
MFS/Sun Life Series Trust Total Return Series	5/1/1997	-2.33%	5.09%	-5.69%	-5.69%	3.45%	4.93%		5.18%
MFS/Sun Life Series Trust Utilities Series	5/1/1998	1.20%	9.56%	-23.87%	-23.87%	-14.90%			-3.37%
Neuberger Berman AMT Ltd. Mat. Bond Port.	5/1/1997	1.05%	1.05%	5.34%	5.34%	6.96%	5.33%		5.32%
Neuberger Berman AMT Mid-Cap Growth Port.	5/1/1998	-6.41%	0.59%	-29.34%	-29.34%	-21.02%			-3.20%
Neuberger Berman AMT Partners Portfolio	1/5/1997	-7.17%	6.74%	-24.14%	-24.14%	-9.46%	-3.65%		-2.10%
Rydex VT Nova Fund	4/30/2001	-9.12%	10.92%	-35.72%	-35.72%				-31.15%
Rydex VT OTC Fund	4/30/2001	-12.22%	17.69%	-38.85%	-38.85%				-34.74%
Sun Capital Investment Grade Bond Fund	5/3/1999	2.15%	1.70%	5.24%	5.24%	7.41%			4.50%
Sun Capital Real Estate Fund	5/3/1999	1.64%	-0.44%	4.04%	4.04%	15.43%			10.13%
T. Rowe Price Equity Income Portfolio	5/1/1998	-4.08%	9.07%	-13.12%	-13.12%	-0.12%			0.45%
T. Rowe Price New America Growth Portfolio	5/1/1998	-5.66%	11.22%	-28.31%	-28.31%	-17.34%			-8.65%
Templeton Growth Securities Fund: Class 1	5/1/1997	-6.37%	6.38%	-18.32%	-18.32%	-6.29%	1.65%		1.59%

The following performance information of the Portfolios reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses, plus capital gains and losses, realized or unrealized, net of the mortality and expense risk charge (at the current rate of 0.60% of net asset value for the first ten years, 0.20% of net asset value for the next ten years and 0.10% thereafter, rather than the guaranteed rate of 0.90%).

Portfolio	Date Sub-Account added as Policy Investment Option	1-Month Ending 12/31/02	3-Months Ending 12/31/02	Cum. YTD	1-Year	3-Year	5-Year	10-Year	Life of Sub-Account
AIM V.I. Capital Appreciation Fund	5/3/1999	-7.07%	5.23%	-24.81%	-24.81%	-20.22%			-9.12%
AIM V.I. Premier Equity Fund	5/3/1999	-6.08%	6.49%	-30.68%	-30.68%	-20.04%			-13.03%
Dreyfus Stock Index Fund	5/3/1999	-5.98%	8.19%	-22.82%	-22.82%	-15.31%			-10.69%
Dreyfus VIF Appreciation Portfolio	5/1/1998	-4.10%	6.67%	-17.21%	-17.21%	-9.67%			-2.25%
Dreyfus VIF Growth and Income Portfolio	5/1/1998	-6.73%	7.89%	-25.78%	-25.78%	-12.74%			-5.71%
Dreyfus VIF Quality Bond Portfolio	5/1/1998	2.31%	1.63%	7.12%	7.12%	7.88%			5.32%
Dreyfus VIF Small Cap Portfolio	5/1/1998	-4.31%	4.81%	-19.60%	-19.60%	-5.46%			-2.64%
Fidelity VIP II Asset Manager: Growth Portfolio	5/1/1998	-4.58%	9.15%	-16.03%	-16.03%	-12.39%			-4.71%
Fidelity VIP II Contrafund Portfolio	5/1/1997	-0.65%	1.19%	-9.89%	-9.89%	-9.97%	3.09%		4.43%
Fidelity VIP II Index 500 Portfolio	5/1/1997	-5.94%	8.25%	-22.71%	-22.71%	-15.25%	-1.43%		1.21%
Fidelity VIP II Investment Grade Bond Portfolio	5/1/1998	2.11%	2.63%	9.68%	9.68%	9.34%			6.87%
Fidelity VIP Equity-Income Portfolio	5/1/1997	-4.77%	9.24%	-17.45%	-17.45%	-5.63%	-0.29%		1.23%
Fidelity VIP Growth Portfolio	5/1/1997	-7.98%	6.63%	-30.52%	-30.52%	-20.46%	-0.95%		-0.50%
Fidelity VIP High Income Portfolio	5/1/1997	1.14%	7.07%	2.82%	2.82%	-11.41%	-6.60%		-4.88%
Fidelity VIP Money Market Portfolio	5/1/1997	0.06%	0.22%	1.08%	1.08%	3.40%	3.93%		3.95%
J.P. Morgan Bond Portfolio	5/1/1997	1.82%	1.64%	8.15%	8.15%	8.10%	5.93%		6.25%
J.P. Morgan Small Company Portfolio	5/1/1997	-4.84%	2.83%	-22.12%	-22.12%	-14.38%	-3.29%		-1.46%
J.P. Morgan U.S. Disciplined Equity Portfolio	5/1/1997	-6.07%	7.97%	-25.07%	-25.07%	-16.58%	-3.46%		-2.75%
Lord Abbett Series Fund International Portfolio	4/30/2001	-0.98%	3.29%	-18.19%	-18.19%				-22.89%
Lord Abbett Series Fund Mid Cap Value Portfolio	4/30/2001	-3.59%	6.24%	-10.32%	-10.32%				-3.93%
MFS/Sun Life Series Trust Capital Appreciation Series	5/1/1997	-6.96%	6.32%	-32.79%	-32.79%	-23.99%	-5.83%		-5.34%
MFS/Sun Life Series Trust Emerging Growth Series	5/1/1997	-6.38%	4.73%	-34.54%	-34.54%	-30.05%	-4.45%		-2.38%
MFS/Sun Life Series Trust Global Growth Series	5/1/1997	-4.16%	5.15%	-19.84%	-19.84%	-17.93%	0.92%		1.72%
MFS/Sun Life Series Trust Government Securities Series	5/1/1997	1.79%	0.80%	9.15%	9.15%	9.13%	6.49%		6.66%
MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Series	5/3/1999	-7.73%	2.95%	-28.48%	-28.48%	-20.72%			-11.67%
MFS/Sun Life Series Trust Massachusetts Investors Trust Series	5/1/1998	-5.11%	6.49%	-21.69%	-21.69%	-13.25%			-6.22%
MFS/Sun Life Series Trust Money Market Series	5/3/1999	0.03%	0.12%	0.67%	0.67%	3.03%			3.24%
MFS/Sun Life Series Trust Research Series	5/1/1998	-4.75%	5.73%	-25.56%	-25.56%	-17.84%			-6.87%
MFS/Sun Life Series Trust Total Return Series	5/1/1997	-2.38%	4.93%	-6.25%	-6.25%	2.83%	4.30%		4.55%
MFS/Sun Life Series Trust Utilities Series	5/1/1998	1.15%	9.40%	-24.32%	-24.32%	-15.41%			-3.94%
Neuberger Berman AMT Ltd. Mat. Bond Port.	5/1/1997	1.00%	0.90%	4.71%	4.71%	6.32%	4.70%		4.69%
Neuberger Berman AMT Mid-Cap Growth Port.	5/1/1998	-6.46%	0.44%	-29.76%	-29.76%	-21.49%			-3.78%
Neuberger Berman AMT Partners Portfolio	1/5/1997	-7.22%	6.58%	-24.59%	-24.59%	-10.00%	-4.22%		-2.69%
Rydex VT Nova Fund	4/30/2001	-9.17%	10.75%	-36.10%	-36.10%	-27.29%			-31.56%
Rydex VT OTC Fund	4/30/2001	-12.27%	17.51%	-39.22%	-39.22%	-37.79%			-35.13%
Sun Capital Investment Grade Bond Fund	5/3/1999	2.10%	1.55%	4.61%	4.61%	6.77%			3.88%
Sun Capital Real Estate Fund	5/3/1999	1.59%	-0.59%	3.42%	3.42%	14.74%			9.48%
T. Rowe Price Equity Income Portfolio	5/1/1998	-4.13%	8.91%	-13.64%	-13.64%	-0.72%			-0.15%
T. Rowe Price New America Growth Portfolio	5/1/1998	-5.71%	11.05%	-28.74%	-28.74%	-17.83%			-9.20%
Templeton Growth Securities Fund: Class 1	5/1/1997	-6.42%	6.22%	-18.81%	-18.81%	-6.85%	1.04%		0.99%

Independent Auditors' Report

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G And the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life New Discovery SC Sub-Account, MFS/Sun Life Capital Appreciation SC Sub-Account, MFS/Sun Life Emerging Growth SC Sub-Account, MFS/Sun Life Government Securities SC Sub-Account, MFS/Sun Life Total Return SC Sub-Account, MFS/Sun Life Utilities SC Sub-Account, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP High Income Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP II Asset Manager: Growth Sub-Account, Fidelity VIP II Contrafund Sub-Account, Fidelity VIP II Index 500 Sub-Account, Fidelity VIP II Investment Grade Bond Sub-Account, Fidelity VIP II Overseas Sub-Account, Fidelity VIP II Growth Sub-Account, Fidelity VIP II Contrafund SC2 Sub-Account, Neuberger Berman Advisers Management Limited Maturity Bond Sub-Account, Neuberger Berman Advisers Management Mid-Cap Growth Sub-Account, Neuberger Berman Advisers Management Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Small Company Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, Templeton VIP Growth Securities Fund: Class 1 Sub-Account, Dreyfus Variable Investment Appreciation Sub-Account, Dreyfus Variable Investment Growth and Income Sub-Account, Dreyfus Variable Investment Quality Bond Sub-Account, Dreyfus Variable Investment Small Cap Sub-Account, Dreyfus Stock Index Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Premier Equity Sub-Account, AIM V.I. Core Equity Sub-Account, AIM V.I. International Equity Fund, Alliance VP Technology Sub-Account, Alliance VP Growth and Income, Goldman Sachs VIT CORE U.S. Equity Sub-Account, INVESCO VIF Small Company Growth Sub-Account, Lord Abbett Growth and Income

Sub-Account, Lord Abbett Mid Cap Value Sub-Account, Lord Abbett International Sub-Account, Rydex VT Nova Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, SC Blue Chip Mid Cap Sub-Account, SC Value Small Cap Sub-Account, SC Alger Income & Growth Sub-Account and Sun Capital All Cap Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 2002, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2002. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 2002, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2002

Assets:
Investments in Mutual Funds:	Shares	Cost	Value
MFS/Sun Life Series Trust:
Capital Appreciation Series ("CAS")	194,789	$3,320,781	$2,625,760
Emerging Growth Series ("EGS")	9,741	136,050	102,373
Global Growth Series ("GGR")	20,350	188,303	161,583
Government Securities Series ("GSS")	503,926	6,699,800	6,979,380
Massachusetts Investors Growth Stock Series ("MIS")	9,018	72,773	62,855
Massachusetts Investors Trust Series ("CGS")	1,123	32,880	23,597
Money Market Series ("MMS")	70,601,858	70,601,858	70,601,858
Research Series ("RES")	488	6,250	5,431
Total Return Series ("TRS")	251,159	4,521,581	3,993,429
Utilities Series ("UTS")	954	10,146	8,851
New Discovery Series SC ("M1A")	9,446	93,595	88,229
Capital Appreciation Series SC ("MFD")	317	5,523	4,258
Emerging Growth Series SC ("MFF")	26	280	274
Government Securities Series SC ("MFK")	45,891	608,275	633,750
Total Return Series SC ("MFJ")	2,865	47,443	45,415
Utilities Series SC ("MFE")	20	173	182
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio ("FEI")	452,435	10,036,147	8,216,219
VIP Growth Portfolio ("FGP")	64,639	2,288,829	1,515,143
VIP High Income Portfolio ("FHI")	12,108	65,196	71,800
VIP Money Market Portfolio ("FMM")	509,011	509,011	509,011
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio ("FAM")	12,697	143,102	131,160
VIP II Contrafund Portfolio ("FCN")	27,565	542,770	498,926
VIP II Index 500 Portfolio ("FIP")	13,364	2,021,032	1,335,334
VIP II Investment Grade Bond Portfolio ("FIG")	37,510	456,289	513,887
VIP II Overseas Portfolio ("FL2")	5,104	65,110	55,630
VIP II Growth Portfolio ("FL3")	1,483	38,282	34,419
VIP II Contrafund Portfolio SC2 ("FL1")	6,786	128,855	121,817
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio ("NLM")	4,138,118	55,385,288	55,864,588
Mid-Cap Growth Portfolio ("NMC")	286,838	3,844,252	3,433,449
Partners Portfolio ("NPP")	20,496	296,697	233,660
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio ("JBP")	842,707	9,826,727	10,567,542
J.P. Morgan Small Company Portfolio ("JSC")	26,757	337,719	276,670
J.P. Morgan U.S. Disciplined Equity Portfolio ("JEP")	48,610	589,080	478,321
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund: Class 1 ("TSF")	239,165	2,810,396	2,073,563
Dreyfus Variable Investment Fund:
Appreciation Portfolio ("DCA")	14,001	477,198	402,935
Growth and Income Portfolio ("DGI")	42,639	703,099	684,778
Quality Bond Portfolio ("DQB")	494,454	5,592,258	5,760,393
Small Cap Portfolio ("DSC")	324,534	9,694,757	9,216,770
Dreyfus Stock Index Fund ("DSI")	422,913	11,798,376	9,502,859
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio ("REI")	324,755	5,546,209	5,312,996
T. Rowe Price New America Growth Portfolio ("RNA")	380	6,283	4,937
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund ("ACA")	49,492	1,071,870	813,160
AIM V.I. Premier Equity Fund ("AVF")	9,727	219,717	157,770
AIM V.I. Core Equity Fund ("AI3")	85	1,459	1,448
AIM V.I. International Equity Fund ("AI4")	780	10,195	9,743
Alliance Variable Products Series Fund, Inc.:
Alliance VP Technology Portfolio ("AN2")	306	3,117	3,053
Alliance VP Growth and Income Portfolio ("AN3")	516	10,072	8,513
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORE U.S. Equity Fund ("GS3")	23	196	197

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2002 - continued

	Shares	Cost	Value
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund ("IV2")	319	$3,834	$3,233
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio ("LA1")	20,632	433,368	388,501
Mid Cap Value Portfolio ("LA2")	17,385	260,477	240,963
International Portfolio ("LA3")	368	2,163	1,878
Rydex Variable Trust:
Rydex VT Nova Fund ("RX1")	25	172	127
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund ("SRE")	16,211	201,213	179,941
Sun Capital Money Market Fund ("SC1")	4,269,660	4,269,660	4,269,660
Sun Capital Investment Grade Bond Fund ("SIG")	6,905	65,649	66,498
SC Blue Chip Mid Cap Fund ("SC5")	8,191	103,868	93,953
SC Value Small Cap Fund ("SCB")	7,846	94,214	77,986
SC Alger Income & Growth Fund ("SCK")	1,274	10,190	9,374
Sun Capital All Cap Fund ("SCM")	25	181	191
		$216,310,289	$208,480,221

Liabilities:
Payable to Sponsor			-
Net Assets:			$208,480,221

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2002

Net Assets Applicable to Contract Owners:	Units	Unit Value	Value
CAS	346,448	$7.5791	$2,625,760
EGS	11,341	9.0261	102,373
GGR	14,157	11.3973	161,583
GSS	467,971	14.9139	6,979,380
MIS	9,686	6.4873	62,855
CGS	3,098	7.6179	23,597
MMS	6,145,747	11.4883	70,601,858
RES	736	7.3758	5,431
TRS	299,863	13.3170	3,993,429
UTS	1,039	8.5210	8,851
M1A	10,249	8.6083	88,229
MFD	539	7.9400	4,258
MFF	34	8.1289	274
MFK	58,198	10.8895	633,750
MFJ	4,540	10.0034	45,415
MFE	24	7.6890	182
FEI	741,221	11.0849	8,216,219
FGP	150,653	10.0561	1,515,143
FHI	9,217	7.7892	71,800
FMM	28,667	13.1888	377,123
FAM	16,070	8.2073	131,160
FCN	37,708	13.2312	498,926
FIP	120,555	11.0735	1,335,334
FIG	36,638	14.0262	513,887
FL2	6,335	8.7810	55,630
FL3	4,217	8.1657	34,419
FL1	12,540	9.7148	121,817
NLM	4,163,286	13.4184	55,864,588
NMC	399,740	8.5890	3,433,449
NPP	26,534	8.8057	233,660
JBP	724,379	14.5878	10,567,542
JSC	29,068	9.5181	276,670
JEP	54,154	8.8325	478,321
TSF	189,578	10.9384	2,073,563
DCA	43,810	9.2461	402,935
DGI	87,658	7.8120	684,778
DQB	439,778	13.0997	5,760,393
DSC	1,015,383	9.0772	9,216,770
DSI	1,407,209	6.7529	9,502,859
REI	520,284	10.2115	5,312,996
RNA	753	6.5528	4,937
ACA	112,940	7.2000	813,160
AVF	25,744	6.1283	157,770
AI3	150	9.6773	1,448
AI4	1,100	8.8620	9,743
AN2	382	7.9904	3,053
AN3	986	8.6316	8,513
GS3	23	8.6181	197
IV2	367	8.8097	3,233
LA1	41,527	9.3555	388,501
LA2	25,510	9.4459	240,963
LA3	288	6.5421	1,878
RX1	24	5.3597	127
SRE	12,628	14.2452	179,941
SC1	420,196	10.1612	4,269,660
SIG	5,659	11.7513	66,498
SC5	9,059	10.3707	93,953
SCB	8,140	9.5808	77,986
SCK	1,199	7.8182	9,374
SCM	25	7.5575	191
Net Assets Applicable to Contract Owners			208,348,333
Net Assets Applicable to Sponsor (11)	10,000	13.1888	131,888
Total Net Assets			$208,480,221

(11) All net assets applicable to sponsor are held in the Fidelity VIP Money Market Portfolio ("FMM").

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2002

	CAS	EGS	GGR	GSS	MIS	CGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$5,462	$-	$1,011	$314,879	$437	$337

Expenses:
Mortality and expense risk charges	$(18,220)	$(2,551)	$(1,853)	$(80,269)	$(1,807)	$(185)
Net investment income (loss)	$(12,758)	$(2,551)	$(842)	$234,610	$(1,370)	$152

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(227,834)	$(440,055)	$(71,522)	$1,060,374	$(231,163)	$(12,153)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$(227,834)	$(440,055)	$(71,522)	$1,060,374	$(231,163)	$(12,153)

Net unrealized appreciation (depreciation) on investments:
End of year	$(695,021)	$(33,677)	$(26,720)	$279,581	$(9,918)	$(9,283)
Beginning of year	270,302	(271,220)	(34,357)	50,612	(131,350)	(13,632)
Change in unrealized appreciation (depreciation)	$(965,323)	$237,543	$7,637	$228,969	$121,432	$4,349
Realized and unrealized gains (losses)	$(1,193,157)	$(202,512)	$(63,885)	$1,289,343	$(109,731)	$(7,804)

Increase (Decrease) in net assets from operations	$(1,205,915)	$(205,063)	$(64,727)	$1,523,953	$(111,101)	$(7,652)

	MMS	RES	TRS	UTS	M1A(1)	MFD(3)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$759,989	$224	$134,399	$1,696	$-	$5

Expenses:
Mortality and expense risk charges	$(366,429)	$(261)	$(24,798)	$(279)	$(343)	$(10)
Net investment income (loss)	$393,560	$(37)	$109,601	$1,417	$(343)	$(5)

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$-	$(39,529)	$(149,159)	$(74,062)	$(16,491)	$(103)
Realized gain distributions	-	-	138,786	-	-	-
Net realized gains (losses)	$-	$(39,529)	$(10,373)	$(74,062)	$(16,491)	$(103)

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$(820)	$(528,152)	$(1,294)	$(5,366)	$(1,265)
Beginning of year	-	(22,210)	(163,346)	(50,946)	-	-
Change in unrealized appreciation (depreciation)	$-	$21,390	$(364,806)	$49,652	$(5,366)	$(1,265)
Realized and unrealized gains (losses)	$-	$(18,139)	$(375,179)	$(24,410)	$(21,857)	$(1,368)

Increase (Decrease) in net assets from operations	$393,560	$(18,176)	$(265,578)	$(22,993)	$(22,200)	$(1,373)

(1) For the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(3) For the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2002 continued

	MFF(6)	MFK(1)	MFJ(3)	MFE(9)	FEI	FGP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$4,215	$826	$-	$145,349	$7,076

Expenses:
Mortality and expense risk charges	$-	$(1,824)	$(212)	$-	$(51,979)	$(15,942)
Net investment income (loss)	$-	$2,391	$614	$-	$93,370	$(8,866)

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$-	$(207)	$(2,004)	$-	$(256,786)	$(1,120,437)
Realized gain distributions	-	-	857	-	197,837	-
Net realized gains (losses)	$-	$(207)	$(1,147)	$-	$(58,949)	$(1,120,437)

Net unrealized appreciation (depreciation) on investments:
End of year	$(6)	$25,474	$(2,029)	$9	$(1,819,927)	$(773,686)
Beginning of year	-	-	-	-	(104,110)	(852,098)
Change in unrealized appreciation (depreciation)	$(6)	$25,474	$(2,029)	$9	$(1,715,817)	$78,412
Realized and unrealized gains (losses)	$(6)	$25,267	$(3,176)	$9	$(1,774,766)	$(1,042,025)

Increase (Decrease) in net assets from operations	$(6)	$27,658	$(2,562)	$9	$(1,681,396)	$(1,050,891)

	FHI	FMM	FAM	FCN	FIP	FIG
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$19,624	$8,683	$5,898	$13,445	$21,979	$19,297

Expenses:
Mortality and expense risk charges	$(1,593)	$(2,312)	$(1,071)	$(8,588)	$(9,797)	$(2,987)
Net investment income (loss)	$18,031	$6,371	$4,827	$4,857	$12,182	$16,310

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(59,997)	$-	$(22,912)	$(425,749)	$(81,202)	$1,626
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$(59,997)	$-	$(22,912)	$(425,749)	$(81,202)	$1,626

Net unrealized appreciation (depreciation) on investments:
End of year	$6,604	$-	$(11,941)	$(43,844)	$(685,697)	$57,598
Beginning of year	(21,058)	-	6,731	(309,888)	(321,297)	29,192
Change in unrealized appreciation (depreciation)	$27,662	$-	$(18,672)	$266,044	$(364,400)	$28,406
Realized and unrealized gains (losses)	$(32,335)	$-	$(41,584)	$(159,705)	$(445,602)	$30,032

Increase (Decrease) in net assets from operations	$(14,304)	$6,371	$(36,757)	$(154,848)	$(433,420)	$46,342

(1) For the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(3) For the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(6) For the period September 3, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(9) For the period October 28, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2002 continued

	FL2(1)	FL3(3)	FL1(1)	NLM	NMC	NPP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$247	$4	$176	$1,205,753	$-	$2,530

Expenses:
Mortality and expense risk charges	$(257)	$(87)	$(416)	$(147,048)	$(32,212)	$(2,535)
Net investment income (loss)	$(10)	$(83)	$(240)	$1,058,705	$(32,212)	$(5)

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(1,495)	$(515)	$(677)	$(321,997)	$(3,120,589)	$(74,537)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$(1,495)	$(515)	$(677)	$(321,997)	$(3,120,589)	$(74,537)

Net unrealized appreciation (depreciation) on investments:
End of year	$(9,479)	$(3,863)	$(7,038)	$479,300	$(410,803)	$(63,037)
Beginning of year	-	-	-	86,620	(1,454,645)	(18,734)
Change in unrealized appreciation (depreciation)	$(9,479)	$(3,863)	$(7,038)	$392,680	$1,043,842	$(44,303)
Realized and unrealized gains (losses)	$(10,974)	$(4,378)	$(7,715)	$70,683	$(2,076,747)	$(118,840)

Increase (Decrease) in net assets from operations	$(10,984)	$(4,461)	$(7,955)	$1,129,388	$(2,108,959)	$(118,845)

	JBP	JSC	JEP	TSF	DCA	DGI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$75,362	$1,279	$270	$52,586	$4,984	$1,375

Expenses:
Mortality and expense risk charges	$(58,178)	$(3,241)	$(3,323)	$(12,188)	$(2,850)	$(256)
Net investment income (loss)	$17,184	$(1,962)	$(3,053)	$40,398	$2,134	$1,119

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$118,053	$(139,778)	$(160,227)	$(110,219)	$(54,114)	$(17,566)
Realized gain distributions	-	-	-	48,285	-	-
Net realized gains (losses)	$118,053	$(139,778)	$(160,227)	$(61,934)	$(54,114)	$(17,566)

Net unrealized appreciation (depreciation) on investments:
End of year	$740,815	$(61,049)	$(110,760)	$(736,834)	$(74,263)	$(18,321)
Beginning of year	51,627	(59,748)	(101,174)	(285,251)	(27,450)	(9,282)
Change in unrealized appreciation (depreciation)	$689,188	$(1,301)	$(9,586)	$(451,583)	$(46,813)	$(9,039)
Realized and unrealized gains (losses)	$807,241	$(141,079)	$(169,813)	$(513,517)	$(100,927)	$(26,605)

Increase (Decrease) in net assets from operations	$824,425	$(143,041)	$(172,866)	$(473,119)	$(98,793)	$(25,486)

(1) For the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(3) For the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2002 continued

	DQB	DSC	DSI	REI	RNA	ACA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$276,414	$6,332	$123,177	$338,582	$-	$-

Expenses:
Mortality and expense risk charges	$(31,736)	$(87,437)	$(50,957)	$(131,318)	$(337)	$(4,172)
Net investment income (loss)	$244,678	$(81,105)	$72,220	$207,264	$(337)	$(4,172)

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(4,391)	$(3,785,093)	$(1,626,786)	$(4,143,566)	$(15,993)	$(117,780)
Realized gain distributions	-	-	-	25,986	-	-
Net realized gains (losses)	$(4,391)	$(3,785,093)	$(1,626,786)	$(4,117,580)	$(15,993)	$(117,780)

Net unrealized appreciation (depreciation) on investments:
End of year	$168,135	$(477,986)	$(2,295,517)	$(233,213)	$(1,346)	$(258,710)
Beginning of year	(3,106)	(909,455)	(1,492,165)	(129,241)	10,304	(176,083)
Change in unrealized appreciation (depreciation)	$171,241	$431,469	$(803,352)	$(103,972)	$(11,650)	$(82,627)
Realized and unrealized gains (losses)	$166,850	$(3,353,624)	$(2,430,138)	$(4,221,552)	$(27,643)	$(200,407)

Increase (Decrease) in net assets from operations	$411,528	$(3,434,729)	$(2,357,918)	$(4,014,288)	$(27,980)	$(204,579)

	AVF	AI3(8)	AI4(4)	AN2(7)	AN3(3)	GS3(8)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$614	$5	$64	$-	$62	$-

Expenses:
Mortality and expense risk charges	$(1,676)	$(1)	$(55)	$-	$(82)	$-
Net investment income (loss)	$(1,062)	$4	$9	$-	$(20)	$-

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(156,939)	$(1,573)	$(2,381)	$(1)	$(1,440)	$-
Realized gain distributions	-	-	-	-	382	-
Net realized gains (losses)	$(156,939)	$(1,573)	$(2,381)	$(1)	$(1,058)	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$(61,947)	$(10)	$(452)	$(64)	$(1,559)	$-
Beginning of year	(93,510)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	$31,563	$(10)	$(452)	$(64)	$(1,559)	$-
Realized and unrealized gains (losses)	$(125,376)	$(1,583)	$(2,833)	$(65)	$(2,617)	$-

Increase (Decrease) in net assets from operations	$(126,438)	$(1,579)	$(2,824)	$(65)	$(2,637)	$-

(3) For the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(4) For the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(7) For the period September 9, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(8) For the period October 23, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2002 continued

	IV2(4)	LA1(1)	LA2(1)	LA3(2)	RX1(2)	SRE
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$2,284	$1,350	$18	$8	$7,574

Expenses:
Mortality and expense risk charges	$(55)	$(1,510)	$(1,027)	$(9)	$(18)	$(1,284)
Net investment income (loss)	$(55)	$774	$323	$9	$(10)	$6,290

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(1,468)	$(8,095)	$(2,139)	$(32)	$(19)	$(902)
Realized gain distributions	-	51	-	-	-	11,836
Net realized gains (losses)	$(1,468)	$(8,044)	$(2,139)	$(32)	$(19)	$10,934

Net unrealized appreciation (depreciation) on investments:
End of year	$(602)	$(44,867)	$(19,514)	$(285)	$(45)	$(21,270)
Beginning of year	-	-	-	-	-	486
Change in unrealized appreciation (depreciation)	$(602)	$(44,867)	$(19,514)	$(285)	$(45)	$(21,756)
Realized and unrealized gains (losses)	$(2,070)	$(52,911)	$(21,653)	$(317)	$(64)	$(10,822)

Increase (Decrease) in net assets from operations	$(2,125)	$(52,137)	$(21,330)	$(308)	$(74)	$(4,532)

	SC1(1)	SIG(2)	SC5(1)	SCB(1)	SCK(4)	SCM(5)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$26,931	$1,905	$-	$-	$26	$-

Expenses:
Mortality and expense risk charges	$(14,850)	$(204)	$(342)	$(380)	$(31)	$-
Net investment income (loss)	$12,081	$1,701	$(342)	$(380)	$(5)	$-

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$-	$(33)	$(1,182)	$(8,656)	$(709)	$(1)
Realized gain distributions	-	-	-	1,972	-	-
Net realized gains (losses)	$-	$(33)	$(1,182)	$(6,684)	$(709)	$(1)

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$849	$(9,915)	$(16,228)	$(816)	$10
Beginning of year	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	$-	$849	$(9,915)	$(16,228)	$(816)	$10
Realized and unrealized gains (losses)	$-	$816	$(11,097)	$(22,912)	$(1,525)	$9

Increase (Decrease) in net assets from operations	$12,081	$2,517	$(11,439)	$(23,292)	$(1,530)	$9

(1) For the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(2) For the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(4) For the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(5) For the period August 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets
CAS			EGS		GGR		GSS		MIS
Sub-Account			Sub-Account		Sub-Account		Sub-Account		Sub-Account

Year Ended December 31,			Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
2002		2001	2002	2001	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(12,758)	$(5,488)	$(2,551)	$(4,026)	$(842)	$3,883	$234,610	$679,881	$(1,370)	$(1,710)
Net realized gains (losses)	(227,834)	(55,658)	(440,055)	(218,677)	(71,522)	(727,422)	1,060,374	729,143	(231,163)	27,758
Net unrealized gains (losses)	(965,323)	340,399	237,543	(96,289)	7,637	(41,171)	228,969	16,087	121,432	(120,095)
Increase (Decrease) in net assets from operations	$(1,205,915)	$279,253	$(205,063)	$(318,992)	$(64,727)	$(764,710)	$1,523,953	$1,425,111	$(111,101)	$(94,047)

Contract Owner Transactions:
Purchase payments received	$1,008,027	$158,518	$37,798	$202,184	$61,230	$843,525	$1,713,735	$694,594	$71,712	$117,647
Net transfers between Sub-Accounts	(24,776)	2,349,040	(209,022)	(71,199)	(97,519)	(2,475,784)	995,770	(10,644,493)	(83,574)	46,534
Withdrawals, surrenders and annuitizations	(249,789)	(14,149)	(180,802)	-	(218,969)	(24,666)	(442,010)	(70,780)	(184,200)	(14,257)
Cost of insurance and contract charges	(96,729)	(37,655)	(14,842)	(22,501)	(13,717)	(56,615)	(338,153)	(386,848)	(8,562)	(9,953)
Increase (Decrease) in net assets from contract owner transactions	$636,733	$2,455,754	$(366,868)	$108,484	$(268,975)	$(1,713,540)	$1,929,342	$(10,407,527)	$(204,624)	$139,971
Increase (Decrease) in net assets	$(569,182)	$2,735,007	$(571,931)	$(210,508)	$(333,702)	$(2,478,250)	$3,453,295	$(8,982,416)	$(315,725)	$45,924

Net Assets:
Beginning of year	$3,194,942	$459,935	$674,304	$884,812	$495,285	$2,973,535	$3,526,085	$12,508,501	$378,580	$332,656
End of year	$2,625,760	$3,194,942	$102,373	$674,304	$161,583	$495,285	$6,979,380	$3,526,085	$62,855	$378,580

Unit Activity from Participant Transactions:
Beginning of Year	284,950	30,636	49,191	42,234	35,032	169,063	259,661	989,719	41,990	27,701
Units purchased	107,475	14,949	3,165	12,616	4,645	51,985	121,819	51,494	8,732	12,596
Units transferred between Sub-Accounts	(1,972)	244,656	(20,002)	(3,882)	(7,114)	(179,815)	145,923	(740,166)	(12,884)	4,619
Units withdrawn, surrendered or canceled	(44,005)	(5,291)	(21,013)	(1,777)	(18,406)	(6,201)	(59,432)	(41,386)	(28,152)	(2,926)
End of Year	346,448	284,950	11,341	49,191	14,157	35,032	467,971	259,661	9,686	41,990

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	CGS		MMS		RES		TRS		UTS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$152	$106	$393,560	$686,672	$(37)	$(290)	$109,601	$94,100	$1,417	$3,545
Net realized gains (losses)	(12,153)	(17,821)	-	-	(39,529)	9,185	(10,373)	157,334	(74,062)	7,696
Net unrealized gains (losses)	4,349	(2,709)	-	-	21,390	(20,063)	(364,806)	(253,298)	49,652	(48,348)
Increase (Decrease) in net assets from operations	$(7,652)	$(20,424)	$393,560	$686,672	$(18,176)	$(11,168)	$(265,578)	$(1,864)	$(22,993)	$(37,107)

Contract Owner Transactions:
Purchase payments received	$4,517	$29,887	$72,282,974	$15,496,480	$21,513	$23,578	$1,109,485	$892,423	$9,254	$76,334
Net transfers between Sub-Accounts	1,790	(34,751)	(7,931,473)	(31,573,494)	(50,927)	30,071	74,268	317,693	(45,035)	9,363
Withdrawals, surrenders and annuitizations	(37,084)	(49,212)	(1,724,267)	(3,091,509)	-	-	(421,972)	(63,114)	(84,769)	(16,997)
Cost of insurance and contract charges	(1,855)	(2,147)	(1,589,735)	(413,505)	(1,859)	(1,720)	(129,209)	(94,102)	(3,173)	(18,046)
Increase (Decrease) in net assets from contract owner transactions	$(32,632)	$(56,223)	$61,037,499	$(19,582,028)	$(31,273)	$51,929	$632,572	$1,052,900	$(123,723)	$50,654
Increase (Decrease) in net assets	$(40,284)	$(76,647)	$61,431,059	$(18,895,356)	$(49,449)	$40,761	$366,994	$1,051,036	$(146,716)	$13,547

Net Assets:
Beginning of year	$63,881	$140,528	$9,170,799	$28,066,155	$54,880	$14,119	$3,626,435	$2,575,399	$155,567	$142,020
End of year	$23,597	$63,881	$70,601,858	$9,170,799	$5,431	$54,880	$3,993,429	$3,626,435	$8,851	$155,567

Unit Activity from Participant Transactions:
Beginning of Year	6,607	12,248	808,634	2,567,848	5,571	1,127	256,782	183,340	13,898	9,603
Units purchased	483	2,779	6,355,399	1,382,489	2,367	2,121	80,768	63,223	972	6,198
Units transferred between Sub-Accounts	194	(3,506)	(696,745)	(2,818,962)	(6,947)	2,518	5,341	22,909	(5,376)	743
Units withdrawn, surrendered or canceled	(4,186)	(4,914)	(321,541)	(322,741)	(255)	(195)	(43,028)	(12,690)	(8,455)	(2,646)
End of Year	3,098	6,607	6,145,747	808,634	736	5,571	299,863	256,782	1,039	13,898

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued

	M1A(1)	MFD(3)	MFF(6)	MFK(1)	MFJ(3)	MFE(9)	FEI		FGP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account		Sub-Account
	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,		Year Ended December 31,
	2002	2002	2002	2002	2002	2002	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(343)	$(5)	$-	$2,391	$614	$-	$93,370	$43,319	$(8,866)	$(29,173)
Net realized gains (losses)	(16,491)	(103)	-	(207)	(1,147)	-	(58,949)	209,138	(1,120,437)	(820,835)
Net unrealized gains (losses)	(5,366)	(1,265)	(6)	25,474	(2,029)	9	(1,715,817)	(462,472)	78,412	(820,238)
Increase (Decrease) in net assets from operations	$(22,200)	$(1,373)	$(6)	$27,658	$(2,562)	$9	$(1,681,396)	$(210,015)	$(1,050,891)	$(1,670,246)

Contract Owner Transactions:
Purchase payments received	$98,240	$4,601	$132	$504,814	$51,858	$56	$2,487,369	$1,936,243	$410,021	$1,503,037
Net transfers between Sub-Accounts	15,447	1,316	196	112,822	(692)	141	258,680	1,695,106	75,086	(3,724,521)
Withdrawals, surrenders and annuitizations	-	-	-	-	-	-	(559,426)	(61,289)	(991,128)	-
Cost of insurance and contract charges	(3,258)	(286)	(48)	(11,544)	(3,189)	(24)	(269,870)	(184,028)	(92,240)	(164,513)
Increase (Decrease) in net assets from contract owner transactions	$110,429	$5,631	$280	$606,092	$47,977	$173	$1,916,753	$3,386,032	$(598,261)	$(2,385,997)
Increase (Decrease) in net assets	$88,229	$4,258	$274	$633,750	$45,415	$182	$235,357	$3,176,017	$(1,649,152)	$(4,056,243)

Net Assets:
Beginning of year	$-	$-	$-	$-	$-	$-	$7,980,862	$4,804,845	$3,164,295	$7,220,538
End of year	$88,229	$4,258	$274	$633,750	$45,415	$182	$8,216,219	$7,980,862	$1,515,143	$3,164,295

Unit Activity from Participant Transactions:
Beginning of Year	-	-	-	-	-	-	597,953	342,157	219,919	413,276
Units purchased	9,296	407	16	48,928	5,061	7	202,329	140,546	32,533	90,767
Units transferred between Sub-Accounts	1,324	165	24	10,530	(187)	20	19,256	136,669	4,755	(271,156)
Units withdrawn, surrendered or canceled	(371)	(33)	(6)	(1,260)	(334)	(3)	(78,317)	(21,419)	(106,554)	(12,968)
End of Year	10,249	539	34	58,198	4,540	24	741,221	597,953	150,653	219,919

(1) For the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(3) For the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(6) For the period September 3, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(9) For the period October 28, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	FHI		FMM		FAM		FCN		FIP
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$18,031	$18,656	$6,371	$18,583	$4,827	$7,884	$4,857	$3,506	$12,182	$50,881
Net realized gains (losses)	(59,997)	(87,979)	-	-	(22,912)	(63,581)	(425,749)	(12,531)	(81,202)	41,335
Net unrealized gains (losses)	27,662	19,443	-	-	(18,672)	37,258	266,044	(243,610)	(364,400)	(996,461)
Increase (Decrease) in net assets from operations	$(14,304)	$(49,880)	$6,371	$18,583	$(36,757)	$(18,439)	$(154,848)	$(252,635)	$(433,420)	$(904,245)

Contract Owner Transactions:
Purchase payments received	$29,562	$123,883	$-	$-	$31,115	$68,699	$181,732	$519,314	$-	$652
Net transfers between Sub-Accounts	225,273	(44,935)	-	-	(31,560)	(19,180)	(294,258)	(235,183)	24,509	(3,882,871)
Withdrawals, surrenders and annuitizations	(320,845)	(9,390)	-	-	(52,218)	(4,897)	(1,007,607)	(54,066)	(139,412)	(478,965)
Cost of insurance and contract charges	(9,856)	(7,106)	(18,675)	(14,979)	(6,551)	(8,959)	(44,793)	(53,491)	(71,633)	(133,283)
Increase (Decrease) in net assets from contract owner transactions	$(75,866)	$62,452	$(18,675)	$(14,979)	$(59,214)	$35,663	$(1,164,926)	$176,574	$(186,536)	$(4,494,467)
Increase (Decrease) in net assets	$(90,170)	$12,572	$(12,304)	$3,604	$(95,971)	$17,224	$(1,319,774)	$(76,061)	$(619,956)	$(5,398,712)

Net Assets:
Beginning of year	$161,970	$149,398	$521,315	$517,711	$227,131	$209,907	$1,818,700	$1,894,761	$1,955,290	$7,354,002
End of year	$71,800	$161,970	$509,011	$521,315	$131,160	$227,131	$498,926	$1,818,700	$1,335,334	$1,955,290

Unit Activity from Participant Transactions:
Beginning of Year	21,509	17,513	30,270	31,630	23,466	20,005	124,604	113,920	137,255	453,873
Units purchased	3,945	14,980	-	-	3,327	7,223	12,549	34,640	-	42
Units transferred between Sub-Accounts	29,815	(8,635)	-	-	(3,684)	(2,160)	(21,298)	(15,792)	1,929	(270,592)
Units withdrawn, surrendered or canceled	(46,052)	(2,349)	(1,603)	(1,360)	(7,039)	(1,602)	(78,147)	(8,164)	(18,629)	(46,068)
End of Year	9,217	21,509	28,667	30,270	16,070	23,466	37,708	124,604	120,555	137,255

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	FIG		FL2(1)	FL3(3)	FL1(1)	NLM		NMC
	Sub-Account		Sub-Account	Sub-Account	Sub-Account	Sub-Account		Sub-Account
			Year Ended	Year Ended	Year Ended
	Year Ended December 31,		December 31,	December 31,	December 31,	Year Ended December 31,		Year Ended December 31,
	2002	2001	2002	2002	2002	2002	2001	2002	2001
Operations:
Net investment income (loss)	$16,310	$22,819	$(10)	$(83)	$(240)	$1,058,705	$(28,452)	$(32,212)	$(38,058)
Net realized gains (losses)	1,626	664	(1,495)	(515)	(677)	(321,997)	4,804	(3,120,589)	(455,080)
Net unrealized gains (losses)	28,406	12,926	(9,479)	(3,863)	(7,038)	392,680	86,471	1,043,842	(1,378,824)
Increase (Decrease) in net assets from operations	$46,342	$36,409	$(10,984)	$(4,461)	$(7,955)	$1,129,388	$62,823	$(2,108,959)	$(1,871,962)

Contract Owner Transactions:
Purchase payments received	$-	$-	$71,320	$28,105	$108,227	$5,084,864	$13,198	$1,438,556	$686,506
Net transfers between Sub-Accounts	-	-	(1,449)	12,537	25,209	25,800,905	24,797,351	(1,986,571)	1,285,368
Withdrawals, surrenders and annuitizations	-	-	-	-	-	(162,263)	-	(121,777)	(17,035)
Cost of insurance and contract charges	(23,174)	(17,722)	(3,257)	(1,762)	(3,664)	(683,380)	(184,874)	(147,707)	(172,797)
Increase (Decrease) in net assets from contract owner transactions	$(23,174)	$(17,722)	$66,614	$38,880	$129,772	$30,040,126	$24,625,675	$(817,499)	$1,782,042
Increase (Decrease) in net assets	$23,168	$18,687	$55,630	$34,419	$121,817	$31,169,514	$24,688,498	$(2,926,458)	$(89,920)

Net Assets:
Beginning of year	$490,719	$472,032	$-	$-	$-	$24,695,074	$6,576	$6,359,907	$6,449,827
End of year	$513,887	$490,719	$55,630	$34,419	$121,817	$55,864,588	$24,695,074	$3,433,449	$6,359,907

Unit Activity from Participant Transactions:
Beginning of Year	38,605	40,277	-	-	-	1,938,642	563	523,216	399,848
Units purchased	-	-	7,007	3,210	10,430	392,917	1,081	133,671	53,478
Units transferred between Sub-Accounts	-	-	(315)	1,219	2,512	1,907,587	1,954,002	(225,916)	87,934
Units withdrawn, surrendered or canceled	(1,967)	(1,672)	(357)	(212)	(402)	(61,089)	(17,004)	(31,231)	(18,044)
End of Year	36,638	38,605	6,335	4,217	12,540	4,178,057	1,938,642	399,740	523,216

(1) For the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(3) For the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	NPP		JBP		JSC		JEP		TSF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(5)	$42,943	$17,184	$210,518	$(1,962)	$(3,508)	$(3,053)	$324	$40,398	$23,931
Net realized gains (losses)	(74,537)	(103,490)	118,053	89,960	(139,778)	(32,140)	(160,227)	(2,541)	(61,934)	306,139
Net unrealized gains (losses)	(44,303)	55,308	689,188	(31,096)	(1,301)	(29,408)	(9,586)	(61,450)	(451,583)	(350,639)
Increase (Decrease) in net assets from operations	$(118,845)	$(5,239)	$824,425	$269,382	$(143,041)	$(65,056)	$(172,866)	$(63,667)	$(473,119)	$(20,569)

Contract Owner Transactions:
Purchase payments received	$22,372	$77,115	$1,831,834	$1,149,211	$40,375	$96,416	$199,410	$236,013	$828,003	$886,244
Net transfers between Sub-Accounts	(8,827)	(765,625)	1,796,549	1,999,485	(125,576)	98,358	8,653	170,257	(72,930)	(347,861)
Withdrawals, surrenders and annuitizations	(157,789)	(4,786)	(259,383)	(315,009)	(208,897)	-	(208,841)	-	(108,714)	-
Cost of insurance and contract charges	(14,993)	(22,370)	(118,415)	(80,718)	(13,432)	(16,436)	(14,059)	(13,413)	(39,716)	(37,952)
Increase (Decrease) in net assets from contract owner transactions	$(159,237)	$(715,666)	$3,250,585	$2,752,969	$(307,530)	$178,338	$(14,837)	$392,857	$606,643	$500,431
Increase (Decrease) in net assets	$(278,082)	$(720,905)	$4,075,010	$3,022,351	$(450,571)	$113,282	$(187,703)	$329,190	$133,524	$479,862

Net Assets:
Beginning of year	$511,742	$1,232,647	$6,492,532	$3,470,181	$727,241	$613,959	$666,024	$336,834	$1,940,039	$1,460,177
End of year	$233,660	$511,742	$10,567,542	$6,492,532	$276,670	$727,241	$478,321	$666,024	$2,073,563	$1,940,039

Unit Activity from Participant Transactions:
Beginning of Year	44,084	103,186	484,218	276,747	59,864	46,482	56,838	25,322	144,878	107,972
Units purchased	2,081	6,722	133,794	90,006	3,458	8,107	21,570	20,225	64,203	66,076
Units transferred between Sub-Accounts	125	(62,995)	137,537	149,488	(10,015)	6,973	1,107	12,644	(5,189)	(25,538)
Units withdrawn, surrendered or canceled	(19,756)	(2,829)	(31,170)	(32,023)	(24,239)	(1,698)	(25,361)	(1,353)	(14,314)	(3,632)
End of Year	26,534	44,084	724,379	484,218	29,068	59,864	54,154	56,838	189,578	144,878

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	DCA		DGI		DQB		DSC		DSI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$2,134	$2,626	$1,119	$(58)	$244,678	$23,262	$(81,105)	$(20,948)	$72,220	$44,075
Net realized gains (losses)	(54,114)	(5,354)	(17,566)	191	(4,391)	3,064	(3,785,093)	(126,732)	(1,626,786)	(917,563)
Net unrealized gains (losses)	(46,813)	(18,647)	(9,039)	(4,112)	171,241	(6,074)	431,469	(606,567)	(803,352)	(715,227)
Increase (Decrease) in net assets from operations	$(98,793)	$(21,375)	$(25,486)	$(3,979)	$411,528	$20,252	$(3,434,729)	$(754,247)	$(2,357,918)	$(1,588,715)

Contract Owner Transactions:
Purchase payments received	$172,419	$246,939	$5,596	$-	$876,751	$151,739	$3,083,325	$756,266	$1,661,983	$3,666,913
Net transfers between Sub-Accounts	(73,938)	166,800	697,894	-	1,836,159	2,493,957	(3,842,825)	8,578,190	4,667,955	(3,304,605)
Withdrawals, surrenders and annuitizations	(169,756)	(9,820)	(44,299)	-	(19,979)	(15,488)	(95,143)	(22,212)	(2,227,575)	(679,609)
Cost of insurance and contract charges	(18,084)	(41,019)	(3,645)	(4,307)	(54,500)	(6,339)	(387,095)	(302,956)	(164,706)	(215,339)
Increase (Decrease) in net assets from ontract owner transactions	$(89,359)	$362,900	$655,546	$(4,307)	$2,638,431	$2,623,869	$(1,241,738)	$9,009,288	$3,937,657	$(532,640)
Increase (Decrease) in net assets	$(188,152)	$341,525	$630,060	$(8,286)	$3,049,959	$2,644,121	$(4,676,467)	$8,255,041	$1,579,739	$(2,121,355)

Net Assets:
Beginning of year	$591,087	$249,562	$54,718	$63,004	$2,710,434	$66,313	$13,893,237	$5,638,196	$7,923,120	$10,044,475
End of year	$402,935	$591,087	$684,778	$54,718	$5,760,393	$2,710,434	$9,216,770	$13,893,237	$9,502,859	$7,923,120

Unit Activity from Participant Transactions:
Beginning of Year	53,475	20,620	5,230	5,671	223,050	5,847	1,237,888	471,635	910,906	1,014,144
Units purchased	15,814	22,752	625	-	70,394	12,632	269,041	66,970	203,522	400,992
Units transferred between Sub-Accounts	(7,968)	14,866	87,220	-	154,769	206,452	(436,220)	735,469	635,572	(398,354)
Units withdrawn, surrendered or canceled	(17,511)	(4,763)	(5,417)	(441)	(8,435)	(1,881)	(55,326)	(36,186)	(342,791)	(105,876)
End of Year	43,810	53,475	87,658	5,230	439,778	223,050	1,015,383	1,237,888	1,407,209	910,906

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	REI		RNA		ACA		AVF		AI3(8)	AI4(4)
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account	Sub-Account
									Year Ended	Year Ended
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		December 31,	December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2002
Operations:
Net investment income (loss)	$207,264	$181,758	$(337)	$(773)	$(4,172)	$(2,360)	$(1,062)	$(1,693)	$4	$9
Net realized gains (losses)	(4,117,580)	351,331	(15,993)	(62,883)	(117,780)	52,893	(156,939)	(26,524)	(1,573)	(2,381)
Net unrealized gains (losses)	(103,972)	(132,952)	(11,650)	37,605	(82,627)	(147,001)	31,563	(17,283)	(10)	(452)
Increase (Decrease) in net assets from operations	$(4,014,288)	$400,137	$(27,980)	$(26,051)	$(204,579)	$(96,468)	$(126,438)	$(45,500)	$(1,579)	$(2,824)

Contract Owner Transactions:
Purchase payments received	$5,088,539	$400,831	$2,772	$40,943	$380,037	$381,926	$82,243	$222,335	$432	$18,153
Net transfers between Sub-Accounts	(21,625,879)	12,883,719	(52,401)	9,023	(345)	356,671	(168,575)	(135,817)	2,745	(4,776)
Withdrawals, surrenders and annuitizations	(114,440)	(4,610)	(44,595)	(32,710)	(91,677)	-	(10,477)	(9,580)	-	-
Cost of insurance and contract charges	(582,867)	(499,799)	(2,538)	(4,878)	(17,660)	(12,477)	(12,376)	(14,905)	(150)	(810)
Increase (Decrease) in net assets from contract owner transactions	$(17,234,647)	$12,780,141	$(96,762)	$12,378	$270,355	$726,120	$(109,185)	$62,033	$3,027	$12,567
Increase (Decrease) in net assets	$(21,248,935)	$13,180,278	$(124,742)	$(13,673)	$65,776	$629,652	$(235,623)	$16,533	$1,448	$9,743

Net Assets:
Beginning of year	$26,561,931	$13,381,653	$129,679	$143,352	$747,384	$117,732	$393,393	$376,860	$-	$-
End of year	$5,312,996	$26,561,931	$4,937	$129,679	$813,160	$747,384	$157,770	$393,393	$1,448	$9,743

Unit Activity from Participant Transactions:
Beginning of Year	2,259,843	1,210,263	14,186	13,825	78,522	9,490	44,769	37,499	-	-
Units purchased	424,836	35,032	377	4,298	49,908	41,361	11,297	23,330	45	1,721
Units transferred between Sub-Accounts	(2,090,661)	1,067,895	(8,256)	42	(34)	29,196	(26,846)	(13,195)	121	(531)
Units withdrawn, surrendered or canceled	(73,734)	(53,347)	(5,554)	(3,979)	(15,456)	(1,525)	(3,476)	(2,865)	(16)	(90)
End of Year	520,284	2,259,843	753	14,186	112,940	78,522	25,744	44,769	150	1,100

(4) For the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(8) For the period October 23, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued

	AN2(7)	AN3(3)	GS3(10)	IV2(4)	LA1(1)	LA2(1)	LA3(2)	RX1(2)	SRE
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	Year Ended December 31,
	2002	2002	2002	2002	2002	2002	2002	2002	2002	2001
Operations:
Net investment income (loss)	$-	$(20)	$-	$(55)	$774	$323	$9	$(10)	$6,290	$4,336
Net realized gains (losses)	(1)	(1,058)	-	(1,468)	(8,044)	(2,139)	(32)	(19)	10,934	11,131
Net unrealized gains (losses)	(64)	(1,559)	-	(602)	(44,867)	(19,514)	(285)	(45)	(21,756)	(9,435)
Increase (Decrease) in net assets from operations	$(65)	$(2,637)	$-	$(2,125)	$(52,137)	$(21,330)	$(308)	$(74)	$(4,532)	$6,032

Contract Owner Transactions:
Purchase payments received	$-	$15,241	$-	$10,992	$487,875	$308,249	$1,921	$122	$197,992	$41,896
Net transfers between Sub-Accounts	3,196	(3,476)	202	(5,229)	(34,973)	(34,410)	638	114	(91,781)	(19,664)
Withdrawals, surrenders and annuitizations	-	-	-	-	-	-	-	-	(7,428)	(24,200)
Cost of insurance and contract charges	(78)	(615)	(5)	(405)	(12,264)	(11,546)	(373)	(35)	(10,665)	(2,666)
Increase (Decrease) in net assets from contract owner transactions	$3,118	$11,150	$197	$5,358	$440,638	$262,293	$2,186	$201	$88,118	$(4,634)
Increase (Decrease) in net assets	$3,053	$8,513	$197	$3,233	$388,501	$240,963	$1,878	$127	$83,586	$1,398

Net Assets:
Beginning of year	$-	$-	$-	$-	$-	$-	$-	$-	$96,355	$94,957
End of year	$3,053	$8,513	$197	$3,233	$388,501	$240,963	$1,878	$127	$179,941	$96,355

Unit Activity from Participant Transactions:
Beginning of Year	-	-	-	-	-	-	-	-	7,036	7,805
Units purchased	-	1,446	-	994	46,613	30,471	259	18	13,729	3,284
Units transferred between Sub-Accounts	392	(386)	24	(579)	(3,694)	(3,682)	84	14	(6,792)	(1,870)
Units withdrawn, surrendered or canceled	(10)	(74)	(1)	(48)	(1,392)	(1,279)	(55)	(8)	(1,345)	(2,183)
End of Year	382	986	23	367	41,527	25,510	288	24	12,628	7,036

(1) For the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(2) For the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(3) For the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(4) For the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(7) For the period September 9, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(10) For the period December 30, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	SC1(1)	SIG(2)	SC5(1)	SCB(1)	SCK(4)	SCM(5)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2002	2002	2002	2002	2002
Operations:
Net investment income (loss)	$12,081	$1,701	$(342)	$(380)	$(5)	$-
Net realized gains (losses)	-	(33)	(1,182)	(6,684)	(709)	(1)
Net unrealized gains (losses)	-	849	(9,915)	(16,228)	(816)	10
Increase (Decrease) in net assets from operations	$12,081	$2,517	$(11,439)	$(23,292)	$(1,530)	$9

Contract Owner Transactions:
Purchase payments received	$4,370,906	$55,794	$85,722	$123,618	$8,168	$150
Net transfers between Sub-Accounts	46,452	12,238	23,744	(17,734)	3,240	77
Withdrawals, surrenders and annuitizations	-	(289)	-	-	-	-
Cost of insurance and contract charges	(159,779)	(3,762)	(4,074)	(4,606)	(504)	(45)
Increase (Decrease) in net assets from contract owner transactions	$4,257,579	$63,981	$105,392	$101,278	$10,904	$182
Increase (Decrease) in net assets	$4,269,660	$66,498	$93,953	$77,986	$9,374	$191

Net Assets:
Beginning of year	$-	$-	$-	$-	$-	$-
End of year	$4,269,660	$66,498	$93,953	$77,986	$9,374	$191

Unit Activity from Participant Transactions:
Beginning of Year	-	-	-	-	-	-
Units purchased	432,853	4,957	7,437	10,571	865	21
Units transferred between Sub-Accounts	4,600	1,075	2,028	(1,965)	399	10
Units withdrawn, surrendered or canceled	(17,257)	(373)	(406)	(466)	(65)	(6)
End of Year	420,196	5,659	9,059	8,140	1,199	25

(1) For the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(2) For the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(4) For the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(5) For the period August 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Templeton Variable Insurance Products Trust, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, T. Rowe Price Equity Series, Inc., AIM Variable Insurance Funds Inc., Alliance Variable Products Series Fund, Inc., Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., Lord Abbett Series Fund, Inc., Rydex Variable Trust, and Sun Capital Advisers Trust (the "Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

The Variable Account exists in accordance with the regulations of the Delaware state insurance department. Under applicable insurance laws, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year's presentation.

Investment Valuations

Investments in shares of an investment portfolio of the mutual funds (the "Funds") are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions

The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal Deferred Acquisition Cost ("DAC") tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years. These expense charges are deducted from the premium before being allocated by Sub-Account. The total sales loads were $2,949,908 in 2002.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Table.

For the year ended December 31, 2002, the Sponsor received the following amount related to the above mentioned contract charges. These charges are reflected in the Cost of insurance and contract charges line of the Statement of Changes in Net Assets.

Contract Charges
MFS/Sun Life Series Trust:
Capital Appreciation Series	$ 96,729
Emerging Growth Series	14,842
Global Growth Series	13,717
Government Securities Series	338,153
Massachusetts Investors Growth Stock Series	8,562
Massachusetts Investors Trust Series	1,855
Money Market Series	1,589,735
Research Series	1,859
Total Return Series	129,209
Utilities Series	3,173
New Discovery Series SC	3,258
Capital Appreciation Series SC	286
Emerging Growth Series SC	48
Government Securities Series SC	11,544
Total Return Series SC	3,189
Utilities Series SC	24
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio	269,870
VIP Growth Portfolio	92,240
VIP High Income Portfolio	9,856
VIP Money Market Portfolio	18,675
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio	6,551
VIP II Contrafund Portfolio	44,793
VIP II Index 500 Portfolio	71,633
VIP II Investment Grade Bond Portfolio	23,174
VIP II Overseas Portfolio	3,257
VIP II Growth Portfolio	1,762
VIP II Contrafund SC2 Portfolio	3,664
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	683,380
Mid-Cap Growth Portfolio	147,707
Partners Portfolio	14,993
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio	118,415
J.P. Morgan Small Company Portfolio	13,432
J.P. Morgan U.S. Disciplined Equity Portfolio	14,059

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions - continued

Contract Charges
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund : Class 1	$ 39,716
Dreyfus Variable Investment Fund:
Appreciation Portfolio	18,084
Growth and Income Portfolio	3,645
Quality Bond Portfolio	54,500
Small Cap Portfolio	387,095
Dreyfus Stock Index Fund	164,706
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	582,867
T. Rowe Price New America Growth Portfolio	2,538
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	17,660
AIM V.I. Premier Equity Fund	12,376
AIM V.I. Core Equity Fund	150
AIM V.I. International Equity Fund	810
Alliance Variable Products Series Fund, Inc.:
Alliance VP Technology Portfolio	78
Alliance VP Growth and Income Portfolio	615
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORE U.S. Equity Fund	5
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund	405
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio	12,264
Mid Cap Value Portfolio	11,546
International Portfolio	373
Rydex Variable Trust:
Rydex VT Nova Fund	35
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund	10,665
Sun Capital Money Market Fund	159,779
Sun Capital Investment Grade Bond Fund	3,762
SC Blue Chip Mid Cap Fund	4,074
SC Value Small Cap Fund	4,606
SC Alger Income & Growth Fund	504
Sun Capital All Cap Fund	45

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The mortality and expense risk charge varies dependent upon the rates defined in the underlying insurance contract. The daily deduction currently ranges between 0.0010937% and 0.0016389% (which is equivalent to an annual rate between 0.40% and 0.60%, respectively) for policies in their first ten policy years, between 0.0005474% and 0.0006841% (which is equivalent to an annual rate between 0.20% and 0.25%, respectively) for the next ten policy years and between 0.0002738% and 0.0005474% (which is equivalent to an annual rate between 0.10% and 0.20%, respectively) for policies in policy years twenty-one and beyond.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust (the "MFS Trust"). The MFS Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 0.90% of the average net assets.

Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Adviser Trust (the "SC Trust"). The SC Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 1.05% of the average net assets.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(4) Investment Purchases and Sales

The following table shows the aggregate cost of fund shares purchased and proceeds from the sales of fund shares for each Sub-Account for the year ended December 31, 2002:

	Purchases	Sales
MFS/Sun Life Series Trust:
Capital Appreciation Series	$1,029,866	$405,890
Emerging Growth Series	96,871	466,290
Global Growth Series	120,284	390,101
Government Securities Series	38,776,296	36,612,344
Massachusetts Investors Growth Stock Series	89,451	295,445
Massachusetts Investors Trust Series	4,202	36,682
Money Market Series	73,932,858	12,501,799
Research Series	25,849	57,160
Total Return Series	1,539,426	658,467
Utilities Series	15,287	137,592
New Discovery Series SC	160,619	50,533
Capital Appreciation Series SC	5,913	286
Emerging Growth Series SC	304	23
Government Securities Series SC	631,027	22,545
Total Return Series SC	64,927	15,479
Utilities Series SC	182	9
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio	3,153,315	945,354
VIP Growth Portfolio	609,965	1,217,093
VIP High Income Portfolio	427,450	485,285
VIP Money Market Portfolio	12,211	24,516
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio	109,605	163,991
VIP II Contrafund Portfolio	333,685	1,493,754
VIP II Index 500 Portfolio	52,395	226,749
VIP II Investment Grade Bond Portfolio	19,297	26,161
VIP II Overseas Portfolio	82,798	16,193
VIP II Growth Portfolio	40,322	1,525
VIP II Contrafund SC2 Portfolio	140,731	11,199
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	90,422,842	59,324,011
Mid-Cap Growth Portfolio	4,061,868	4,911,580
Partners Portfolio	124,271	283,512
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio	5,684,909	2,417,141
J.P. Morgan Small Company Portfolio	111,119	420,611
J.P. Morgan U.S. Disciplined Equity Portfolio	231,305	249,196
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund : Class 1	988,517	293,192
Dreyfus Variable Investment Fund:
Appreciation Portfolio	232,728	319,953
Growth and Income Portfolio	703,516	46,850
Quality Bond Portfolio	4,909,424	2,026,315
Small Cap Portfolio	13,780,178	15,103,021
Dreyfus Stock Index Fund	7,143,793	3,133,916
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	16,361,846	33,363,244
T. Rowe Price New America Growth Portfolio	2,829	99,928
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	378,329	112,145
AIM V.I. Premier Equity Fund	82,873	193,120
AIM V.I. Core Equity Fund	71,359	68,327
AIM V.I. International Equity Fund	25,573	12,997
Alliance Variable Products Series Fund, Inc.:
Alliance VP Technology Portfolio	3,196	78
Alliance VP Growth and Income Portfolio	16,766	5,255

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(4) Investment Purchases and Sales - continued

The following table shows the aggregate cost of fund shares purchased and proceeds from the sales of fund shares for each Sub-Account for the year ended December 31, 2002:

	Purchases	Sales
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORE U.S. Equity Fund	$202	$6
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund	10,459	5,158
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio	500,673	59,210
Mid Cap Value Portfolio	327,964	65,348
International Portfolio	2,450	254
Rydex Variable Trust:
Rydex VT Nova Fund	241	50
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund	281,681	175,436
Sun Capital Money Market Fund	4,447,808	178,148
Sun Capital Investment Grade Bond Fund	67,677	1,995
SC Blue Chip Mid Cap Fund	115,466	10,416
SC Value Small Cap Fund	139,989	37,120
SC Alger Income & Growth Fund	13,975	3,076
Sun Capital All Cap Fund	227	46

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values

A summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002 follows.

					Investment
		Net Assets			Income as a		Expenses as a
Sub-	Units	Unit			% of Average		% of Average		Total
Account	Outstanding	Value	(000s)		Net Assets (a)		Net Assets (b)		Return (c)
CAS	346,448	$7.58	$2,626		0.18%		0.60%		(32.39)%
EGS	11,341	9.03	102		0.00		0.59		(34.15)
GGR	14,157	11.40	162		0.31		0.57		(19.36)
GSS	467,971	14.91	6,979		2.73		0.70		9.80
MIS	9,686	6.49	63		0.15		0.61		(28.05)
CGS	3,098	7.62	24		1.00		0.55		(21.22)
MMS	6,145,747	11.49	70,602		1.27		0.61		1.27
RES	736	7.38	5		0.51		0.59		(25.11)
TRS	299,863	13.32	3,993		3.27		0.60		(5.69
UTS	1,039	8.52	9		3.19		0.52		(23.87))
M1A	10,249	8.61	88		0.00	(d)	0.63	(d)	(0.14)	(e)
MFD	539	7.94	4		0.14	(d)	0.28	(d)	(0.21)	(g)
MFF	34	8.13	0		0.00	(d)	-	(d)	(0.19)	(j)
MFK	58,198	10.89	634		1.47	(d)	0.63	(d)	0.09	(e)
MFJ	4,540	10.00	45		2.31	(d)	0.59	(d)	0.00	(g)
MFE	24	7.69	0		0.00	(d)	-	(d)	(0.23)	(m)
FEI	741,221	11.08	8,216		1.68		0.60		(16.95)
FGP	150,653	10.06	1,515		0.27		0.60		(30.10)
FHI	9,217	7.79	72		7.54		0.61		3.44
FMM	28,667	13.19	509	(n)	1.68		0.45		1.69
FAM	16,070	8.21	131		3.32		0.60		(15.53)
FCN	37,708	13.23	499		0.94		0.60		(9.35)
FIP	120,555	11.07	1,335		1.34		0.60		(22.25)
FIG	36,638	14.03	514		3.87		0.60		10.34
FL2	6,335	8.78	56		0.55	(d)	0.57	(d)	(0.12)	(e)
FL3	4,217	8.17	34		0.02	(d)	0.49	(d)	(0.18)	(g)
FL1	12,540	9.71	122		0.26	(d)	0.62	(d)	(0.03)	(e)
NLM	4,163,286	13.42	55,865		4.38		0.53		5.34
NMC	399,740	8.59	3,433		0.00		0.60		(29.34)
NPP	26,534	8.81	234		0.61		0.61		(24.14)
JBP	724,379	14.59	10,568		0.78		0.60		8.80
JSC	29,068	9.52	277		0.23		0.60		(21.65)
JEP	54,154	8.83	478		0.05		0.60		(24.62)
TSF	189,578	10.94	2,074		2.59		0.60		(18.32)
DCA	43,810	9.25	403		1.05		0.60		(16.71)
DGI	87,658	7.81	685		1.72		0.32		(25.33)
DQB	439,778	13.10	5,760		5.25		0.60		7.76
DSC	1,015,383	9.08	9,217		0.04		0.61		(19.12)
DSI	1,407,209	6.75	9,503		1.44		0.59		(22.36)
REI	520,284	10.21	5,313		1.57		0.61		(13.12)
RNA	753	6.55	5		0.00		0.58		(28.31)
ACA	112,940	7.20	813		0.00		0.62		(24.36)
AVF	25,744	6.13	158		0.21		0.58		(30.26)
AI3	150	9.68	1		2.66	(d)	0.72	(d)	(0.03)	(l)
AI4	1,100	8.86	10		0.86	(d)	0.73	(d)	(0.11)	(h)
AN2	382	7.99	3		0.00	(d)	-	(d)	(0.20)	(k)
AN3	986	8.63	9		1.09	(d)	1.44	(d)	(0.14)	(g)
GS3	23	8.62	0		0.00	(d)	0.05	(d)	(0.14)	(l)
IV2	367	8.81	3		0.00	(d)	1.51	(d)	(0.12)	(h)
LA1	41,527	9.36	389		0.93	(d)	0.62	(d)	(0.06)	(e)
LA2	25,510	9.45	241		0.81	(d)	0.62	(d)	(0.06)	(e)
LA3	288	6.54	2		1.56	(d)	0.78	(d)	(0.35)	(f)
RX1	24	5.36	0		6.60	(d)	15.13	(d)	(0.46)	(f)
SRE	12,628	$14.25	$180		3.87%		0.66%		4.04%
SC1	420,196	10.16	4,270		1.12	(d)	0.62	(d)	0.02	(e)
SIG	5,659	11.75	66		5.90	(d)	0.63	(d)	0.18	(f)
SC5	9,059	10.37	94		0.00	(d)	0.62	(d)	0.04	(e)
SCB	8,140	9.58	78		0.00	(d)	0.61	(d)	(0.04)	(e)
SCK	1,199	7.82	9		0.51	(d)	0.62	(d)	(0.22)	(h)
SCM	25	7.56	0		0.00	(d)	-	(d)	(0.24)	(i)

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued

A summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001 follows.

					Investment
		Net Assets			Income as a	Expenses as a
Sub-	Units	Unit			% of Average	% of Average	Total
Account	Outstanding	Value		(000s)	Net Assets (a)	Net Assets (b)	Return (c)
CAS	284,950	$$11.21	$	$ 3,195	0.11%	0.57%	(25.33)%
EGS	49,191	13.71		674	0.00	0.60	(34.57)
WGO	35,032	14.13		495	0.81	0.61	(19.64)
GSS	259,661	13.58		3,526	5.15	0.62	7.47
MIS	41,990	9.02		379	0.11	0.60	(24.91)
CGS	6,607	9.67		64	0.70	0.58	(15.71)
MMS	808,634	11.34		9,171	4.29	0.61	3.78
RES	5,571	9.85		55	0.03	0.63	(21.40)
TRS	256,782	14.12		3,626	3.46	0.60	0.52
UTS	13,898	11.19		156	3.13	0.61	(24.34)
FEI	597,953	13.35		7,981	1.29	0.60	(4.96)
FGP	219,919	14.39		3,164	0.09	0.60	(17.65)
FHI	21,509	7.53		162	8.41	0.63	(11.73)
FMM	30,270	12.97		392	5.19	0.59	4.19
FAM	23,466	9.72		227	4.07	0.61	(7.39)
FCN	124,604	14.60		1,819	0.79	0.60	(12.24)
FIP	137,255	14.24		1,955	1.73	0.60	(12.10)
FIG.	38,605	12.71		491	5.30	0.60	8.46
NLM	1,938,642	12.74		24,695	0.06	0.56	8.78
NMC	523,216	12.16		6,360	0.00	0.60	(24.64)
NPP	44,084	11.61		512	5.52	0.59	(2.83)
JBP	484,218	13.41		6,493	5.68	0.59	6.93
JSC	59,864	12.15		727	0.03	0.60	(8.03)
JEP .	56,838	11.72		666	0.68	0.61	(11.91)
TSF .	144,878	13.39		1,940	2.05	0.60	(0.98)
DCA	53,475	11.10		591	1.25	0.61	(9.31)
DGI .	5,230	10.46		55	0.50	0.60	(5.85)
DQB	223,050	12.16		2,710	7.16	0.34	6.69
DSC	1,237,888	11.22		13,893	0.41	0.60	(6.12)
DSI .	910,906	8.70		7,923	1.08	0.61	(12.18)
REI .	2,259,843	11.75		26,562	1.59	0.60	6.32
RNA	14,186	9.14		130	0.00	0.61	(11.84)
ACA	78,522	9.52		747	0.00	0.64	(23.28)
AVF	44,769	8.79		393	0.14	0.60	(12.56)
SRE	7,036	13.69		96	7.21	0.58	12.58

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is afftected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return. presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized

(e) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(f) Not annualized, for the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(g) Not annualized, for the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(h) Not annualized, for the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(i) Not annualized, for the period August 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(j) Not annualized, for the period September 3, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(k) Not annualized, for the period September 9, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(l) Not annualized, for the period October 23, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(m) Not annualized, for the period October 28, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(n) This amount represents the total of the Fidelity VIP Money Market Fund Net Assets Applicable to Contract Owners and the Net Assets
Applicable to Sponsor.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)

For the years ended December 31,

	2002	2001	2000

Revenues
Premiums and annuity considerations	$ 43,574	$ 41,009	$ 44,803
Net investment income	265,277	282,492	287,674
Net realized investment gains (losses)	136,697	23,694	(19,905)
Fee and other income	352,403	284,111	297,861

Total revenues	797,951	631,306	610,433

Benefits and expenses
Policyowner benefits	337,305	309,688	338,328
Other operating expenses	184,289	151,778	164,870
Amortization of deferred policy acquisition costs	243,927	120,733	123,832

Total benefits and expenses	765,521	582,199	627,030

Income (loss) from operations	32,430	49,107	(16,597)

Interest expense	96,497	94,422	44,687

Loss before income tax expense	(64,067)	(45,315)	(61,284)

Income tax (benefit) expense:
Federal	(46,174)	(26,120)	(61,681)
State	1,265	(1,313)	(2,097)
Income tax benefit	(44,909)	(27,433)	(63,778)

Net (loss) income before cumulative
effect of change in accounting principle	(19,158)	(17,882)	2,494

Cumulative effect of change in accounting principle, net of tax	-	5 ,198	-

Net (loss) income	$ (19,158)	$ (12,684)	$ 2,494

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2002	2001
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,104,081 and $2,072,585 in 2002 and 2001, respectively)	$ 2,211,836	$ 2,130,688
Trading fixed maturities at fair value (amortized cost of $1,354,969 and $1,020,173 in 2002 and 2001, respectively)	1,404,825	1,041,490
Subordinated note from affiliate held-to-maturity (fair value of $616,520 and $619,656 in 2002 and 2001, respectively)	600,000	600,000
Equity investment in affiliate	95,803	-
Short-term investments	171,627	103,296
Mortgage loans	778,962	915,730
Real estate	79,783	83,545
Policy loans	39,317	42,686
Other invested assets	185,440	66,771
Total investments	5,567,593	4,984,206

Cash and cash equivalents	277,104	180,141
Accrued investment income	66,771	63,428
Deferred policy acquisition costs	585,815	765,716
Outstanding premiums	-	3,591
Other assets	124,932	79,527
Separate account assets	13,383,358	16,233,130

Total assets	$ 20,005,573	$ 22,309,739

LIABILITIES

Future contract and policy benefits	$ 677,163	$ 691,406
Contractholder deposit funds and other policy liabilities	3,517,720	3,145,725
Unearned revenue	8,628	11,610
Accrued expenses and taxes	117,519	115,466
Deferred federal income taxes	104,736	99,164
Long-term debt payable to affiliates	645,000	565,000
Partnership Capital Securities	607,826	607,826
Other liabilities	97,123	107,780
Separate account liabilities	13,383,358	16,233,130

Total liabilities	19,159,073	21,577,107

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2002 and 2001	$ 6,437	$ 6,437
Additional paid-in capital	388,672	265,411
Accumulated other comprehensive income	47,384	37,619
Retained earnings	404,007	423,165

Total stockholder's equity	846,500	732,632

Total liabilities and stockholder's equity	$ 20,005,573	$ 22,309,739

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2002	2001	2000

Net (loss ) income	$ (19,158)	$ (12,684)	$ 2,494
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	27,448	4,589	20,697
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(14,177)	(5,519)	9,725

Other comprehensive income (loss)	13,271	(930)	30,422

Comprehensive (loss) income	$ (5,887)	$ (13,614)	$ 32,916

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1999	$ 6,437	$ 199,355	$ 8,127	$ 458,355	$ 672,274

Net income				2,494	2,494
Dividends declared				(10,000)	(10,000)
Additional paid-in-capital		66,056			66,056
Other comprehensive income			30,422		30,422

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Net loss				(12,684)	(12,684)
Dividends declared				(15,000)	(15,000)
Other comprehensive loss			(930)		(930)

Balance at December 31, 2001	$ 6,437	$ 265,411	$ 37,619	$ 423,165	$ 732,632

Net loss				(19,158)	(19,158)
Additional paid-in-capital		100,000			100,000
Other comprehensive income			13,271		13,271
Deconsolidation of SLNY		23,261	(3,506)		19,755

Balance at December 31, 2002	$ 6,437	$ 388,672	$ 47,384	$ 404,007	$ 846,500

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2002	2001	2000

Cash Flows From Operating Activities:
Net (loss) income from operations	$ (19,158)	$ (12,684)	$ 2,494
Adjustments to reconcile net income (loss) to net cash used
in operating activities:
Amortization of discount and premiums	11,181	3,230	(790)
Depreciation and amortization	1,876	1,602	2,846
Net realized (gains) losses on investments	(136,697)	(23,676)	19,906
Net unrealized (gains) on trading fixed maturities	(47,565)	(8,651)	(14,905)
Interest credited to contractholder deposits	129,610	175,916	195,533
Deferred federal income taxes	28,529	55,700	(53,139)
Cumulative effect of change in accounting principle, net of tax	-	(5,198)	-
Changes in assets and liabilities:
Deferred acquisition costs	148,684	(17,146)	(83,037)
Accrued investment income	(5,324)	1,481	(5,732)
Other assets	(29,116)	(45,919)	14,984
Future contract and policy benefits	26,174	(23,255)	(14,462)
Other, net	25,971	55,150	40,980
Net purchases of trading fixed maturities	(369,794)	(372,352)	(634,365)
Net cash used in operating activities	(235,629)	(215,802)	(529,687)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,333,976	1,250,971	1,001,902
Net cash from sale of subsidiary	3,331	-	-
Other invested assets	239,737	4,392	-
Mortgage loans	234,191	112,422	208,542
Real estate	6,036	10,009	35,951
Purchases of:
Available-for-sale fixed maturities	(1,532,791)	(823,289)	(738,259)
Subsidiaries	-	(4,965)	-
Other invested assets	(233,255)	(1,087)	(2,221)
Mortgage loans	(112,479)	(184,787)	(121,897)
Real estate	(3,634)	(16,284)	(14,997)
Changes in other investing activities, net	(8,109)	1,261	2,768
Net change in policy loans	3,098	128	(799)
Net change in short-term investments	(81,713)	8,782	34,924

Net cash (used in) provided by investing activities	(151,612)	357,553	405,914

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,
	2002	2001	2000

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,178,908	1,557,468	1,962,257
Withdrawals from contractholder deposit funds	(855,834)	(1,894,134)	(1,988,702)
Issuance of long-term debt	80,000
Dividends paid to stockholder	-	(15,000)	(10,000)
Additional capital contributed	100,000	-	-
Net cash provided by (used in) financing activities	503,074	(351,666)	(36,445)

Net change in cash and cash equivalents	115,833	(209,915)	(160,218)

Cash and cash equivalents, beginning of year	180,141	390,056	550,274

Cash from deconsolidation of subsidiary	(18,870)	-	-

Cash and cash equivalents, end of year	$ 277,104	$ 180,141	$ 390,056

Supplemental Cash Flow Information
Interest paid	$ 96,414	$ 94,422	$ 43,266
Income taxes (refunded) paid	(14,904)	10,887	63,692

Non-cash Transactions

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65.5 million of additional paid in capital.

On December 31, 2002, the operations of Sun Life Assurance and Annuity Company of New York, were merged with another affiliated company, Keyport Benefit Life Insurance Company. As a result of this merger Keyport Life Insurance Company, the former parent company of Keyport Benefit Life Insurance Company and an affiliate of the Company, owns 67% of the combined entity and the Company retained a 33% interest in the combined entity.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2002, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's insurance affiliate, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, third party insurance administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC (U.S.) Holdings"), which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("SLF"), is now the ultimate parent of SLOC.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2002, the Company owned all of the outstanding shares of Sun Life Financial Services Limited ("SLFSL"), Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner, Inc. ("the General Partner"), Vision Financial Corporation ("Vision") and Clarendon Insurance Agency, Inc ("Clarendon"). The results are also consolidated with Sun Life of Canada Funding, LLC ("SLOC Funding"), which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership"), for which the General Partner is the sole general partner.

On December 31, 2002, the operations of SLNY were merged with another affiliated company, Keyport Benefit Life Insurance Company, ("KBL"). As a result of this merger Keyport Life Insurance Company ("Keyport"), the former parent company of KBL and an affiliate of the Company, owns 67% of the combined entity and the Company retained a 33% interest in the combined entity. For the year ended December 31, 2002, the results of operations for SLNY were consolidated with the Company's results. As of December 31, 2002, the assets and liabilities of SLNY are no longer consolidated with the Company.

On December 18, 2002 the Company sold its interest in its' wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc. ("SLF Holdings"), for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SLNY is engaged in the sale of individual fixed and variable annuity contracts and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. SCA is a registered investment adviser. SPE 97-I, was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2002, SBSC was inactive. SLOC Funding, was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLF Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I").

On March 12, 2001, the Company purchased Vision for approximately $5.0 million. Vision, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting and in connection with the acquisition recorded approximately $1.6 million of goodwill. The results of operations of Vision for the years ended December 31, 2002 and 2001 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited ("SLISL") to SLOC. SLISL provides information systems development services to SLOC and its subsidiaries.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs ("DAC"), investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of amortization of DAC and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other invested assets consist primarily of a leveraged lease, derivative investments and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life and, health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts ("GICS"). The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss, and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees and contract fees and are recognized when earned.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2002 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In November of 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the adoption of FIN No. 45 to have a significant impact on the Company's consolidated financial statements. FIN No. 45 did not require the Company to include any additional disclosures related to guarantees in the financial statements for the year ended December 31, 2002.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In January of 2003 the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). FIN No. 46 addresses off-balance sheet financing entities. The Company will adopt FIN No. 46 as required in fiscal 2003 and is currently evaluating its effect on the consolidated financial statements. Although the Company is still evaluating the effect of FIN No. 46, it is reasonably possible that FIN No. 46 may require consolidation of, or additional disclosures related to, the entity described below.

The Company, through its subsidiary, SCA, may have to consolidate, Solar Investment Grade CBO II Limited, the special purpose entity ("SPE") used to facilitate the collateralized debt offering SOLAR CBO II. As of December 31, 2002 the assets and liabilities of this entity were approximately $409.0 million and $407.0 million, respectively. The actual amount that may be consolidated is dependent on the analysis of expected losses and residual returns as compared to the other equity holders and sub-collateral managers. The Company's maximum exposure to loss as a result of its investment is approximately $9.8 million at December 31, 2002.

Additionally, the Company and its affiliates act as collateral manager in several other collateralized debt and mortgage obligation transactions in which the Company is the transferor of assets to a Qualified SPE. In these transactions, the Company establishes a trust, as a Qualified SPE, that purchases a portfolio of assets and issues trust certificates that represent interests in the portfolio of assets. In addition to receiving variable compensation for managing the portfolio, the Company also may retain certain trust certificates. These transactions will not require consolidation because a Qualified SPE was used to facilitate the transactions.

In July 2002, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts." This SOP provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. The Company is in the process of evaluating the provisions of this SOP and its impact to the Company's financial position or results of operations.

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On December 31, 2002, KBL, a wholly owned subsidiary of Keyport, an affiliate, merged with and into the Company's wholly-owned life insurance subsidiary, SLNY. Keyport and its subsidiaries, including KBL, were purchased on October 31, 2001 by SLC (U.S.) Holdings, an upstream parent of the Company. As a result of the merger, the Company continued to hold 2,000 shares of SLNY's common stock; however, the par value of the common stock was converted to $350 per share. In exchange for its investment in KBL, SLNY issued Keyport 4,001 shares of its common stock valued at $350 per share. As a result of the share issuance and change in par value, the Company's ownership percentage of SLNY became 33%, with Keyport holding the remaining 67%. The accounting for this transaction resulted in $23.3 million of additional paid-in-capital to the Company.

On December 31, 2002, prior to the completion of the merger, the Company contributed capital in the amount of $14.85 million to SLNY. Keyport contributed capital totaling $30.15 million to KBL. These contributions were approved by the respective boards of directors in anticipation of the merger transaction.

On December 18, 2002 the Company sold its' wholly-owned subsidiary, SLD to another affiliate, SLF Holdings, for $10.5 million. No gain or loss was realized on this transaction.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $24.0 million and $13.8 million for the years ended December 31, 2002 and 2001, respectively.

The Company has agreements with Keyport and certain of its subsidiaries under which the Company provides wholesale distribution services in connection with certain annuity products offered by Keyport. Amounts received under this agreement amounted to approximately $22.4 million for the year ended December 31, 2002.

On January 14, 2000, the Company purchased two separate $100 million notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100 million note with an original maturity of August 11, 2003.

On May 29, 2002, the Company sold its $100 million note from MFS, an affiliate, to Keyport, another affiliate, for approximately $108 million. The note was included in fixed maturities available-for-sale at December 31, 2001. The note was sold at a gain of $8 million.

On June 27, 2000, the Company sold SLISL to SLOC. The Company realized a pretax gain of $451,000 on the sale.

During 2001 and 2000, the Company declared and paid dividends in the amount of $15 million, and $10 million, respectively, to its parent, SLC (U.S.) Holdings. The Company did not make any dividend payments in 2002.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $37.1 million in 2002, $40.3 million in 2001, and $31.9 million in 2000.

On December 21, 2000, the Company's parent, SLC (U.S.) Holdings, transferred its ownership in all 200 shares issued and outstanding of the General Partner to the Company in exchange for 537 shares of the Company's common stock totaling $537,000, plus $65.5 million of additional paid in capital. As a result of the acquisition of the General Partner on December 21, 2000, and its ownership interest in the Partnership, the Company became the owner of a $600 million 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, SLC (U.S.) Holdings. The Company also assumed the liability of the partnership capital securities issued to Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership capital securities issued of $600.01 million accrue interest at 8.526% and have no scheduled maturity date. The partnership capital securities, which represent the limited partner interest of the Partnership, may be redeemed on or after May 6, 2027. The Company has accounted for the acquisition of the General Partner using the purchase method of accounting.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statement of income for the year ended December 31, 2000 illustrates the Company's results of operations as if the acquisition of the General Partner took place at the beginning of the year.

Proforma
2000

Revenues
Premiums and annuity considerations	$ 45
Net investment income	339
Net realized investment gains (losses)	(20)
Fee and other income	298

Total revenues	662

Benefits and expenses
Policyowner benefits	338
Other operating expenses	165
Amortization of deferred policy acquisition costs	124

Total benefits and expenses	627

Income (loss) from operations	35

Interest expense	95

Income (loss) before income tax expense and discontinued
Operations	(60)

Income tax expense (benefit):
Federal	(62)
State	(2)

Income tax expense (benefit)	(64)

Net income from continuing operations	4

Net loss on disposal of subsidiaries, after tax	-

Discontinued operations	-

Net income	$ 4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Effective January 2002, essentially all United States employees of Keyport, an affiliate, and SLOC became employees of the Company. As a result, the Company has assumed most of the operating expenses of Keyport, including salaries and benefits, as well as the salaries and benefits previously incurred by SLOC in the United States. In accordance with a tri-party management service agreement between the Company, Keyport, and SLOC, the Company provides personnel and certain services to Keyport and SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $51.7 million for the year ended December 31, 2002. Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $11.7 million, $8.8 million, and $7.8 million in 2002, 2001 and 2000, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

On July 25, 2002, the Company issued an $80 million promissory note at 5.71%, maturing June 30, 2012 to an affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) Ltd"). The Company pays interest semi-annually to Sun Life (Hungary), Ltd. On December 31, 2002 the Company paid $1.9 million in interest. The proceeds of the note were used to purchase fixed rate government and corporate bonds.

The Company had $565 million of surplus notes issued to its parent, SLC (U.S.) Holdings, as of December 31, 2000. In October 2001, SLC (U.S.) Holdings transferred its ownership in the Company's surplus notes totaling $565 million to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The Company has accrued $4.3 million for unpaid interest on surplus notes held by an affiliate at December 31, 2002 and 2001, respectively. The Company expensed $43.3 million for interest on these surplus notes for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table lists the details of notes due to affiliates:

Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
80,000	06/30/12	5.710%
250,000	11/06/27	8.625%
$ 645,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows:

	December 31, 2002
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 357,446	$ 11,085	$ (1,584)	$ 366,947
Foreign Government & Agency Securities	25,303	2,062	-	27,365
States & Political Subdivisions	500	15	-	515
U.S. Treasury & Agency Securities	311,947	11,825	(256)	323,516
Corporate securities:
Basic Industry	101,266	10,283	(1,178)	110,371
Capital Goods	96,485	10,681	(289)	106,877
Communications	84,698	4,658	(3,271)	86,085
Consumer Cyclical	111,070	6,837	(3,286)	114,621
Consumer Noncyclical	111,617	14,240	(2,924)	122,933
Energy	70,451	8,566	(1,830)	77,187
Finance	337,750	17,911	(4,737)	350,924
Industrial Other	68,302	10,677	(79)	78,900
Technology	4,782	161	-	4,943
Transportation	134,799	8,140	(14,005)	128,934
Utilities	287,665	28,129	(4,076)	311,718
Total Corporate	1,408,885	120,283	(35,675)	1,493,493

Total available-for-sale fixed maturities	$ 2,104,081	$ 145,270	$ (37,515)	$ 2,211,836

Trading fixed maturities
Asset Backed and Mortgage Backed Securities	$ 87,470	$ 8,017	$ -	$ 95,487
Foreign Government & Agency Securities	4,568	1,012	-	5,580
States & Political Subdivisions	-	-	-	-
U.S. Treasury & Agency Securities	23,491	423	-	23,914
Corporate securities:
Basic Industry	59,201	6,283	(297)	65,187
Capital Goods	56,432	5,255	(1,600)	60,087
Communications	120,120	10,688	(620)	130,188
Consumer Cyclical	146,174	12,244	(207)	158,211
Consumer Noncyclical	25,106	675	(2,951)	22,830
Energy	90,471	7,428	(3,405)	94,494
Finance	351,478	27,364	(688)	378,154
Industrial Other	64,185	5,606	(119)	69,672
Technology	3,805	-	(155)	3,650
Transportation	80,555	6,481	(10,711)	76,325
Utilities	241,913	10,081	(30,948)	221,046
Total Corporate	1,239,440	92,105	(51,701)	1,279,844

Total trading fixed maturities	$ 1,354,969	$ 101,557	$ (51,701)	$ 1,404,825
Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 16,520	$ -	$ 616,520

Total held-to-maturity fixed maturities	$ 600,000	$ 16,520	$ -	$ 616,520

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

December 31, 2001

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 282,151

$ 5,123

$ (2,352)

$ 284,922

 Foreign Government & Agency Securities

24,105

1,344

-

25,449

 States & Political Subdivisions

254

15

-

269

 U.S. Treasury & Agency Securities

142,892

5,695

(951)

147,636

Corporate securities:

 Basic Industry

102,983

5,935

(7,092)

101,826

 Capital Goods

132,343

7,406

(90)

139,659

 Communications

108,810

5,926

(517)

114,219

 Consumer Cyclical

138,538

6,688

(2,080)

143,146

 Consumer Noncyclical

121,149

9,243

(904)

129,488

 Energy

82,913

5,029

(1,245)

86,697

 Finance

378,522

11,257

(3,518)

386,261

 Industrial Other

80,099

6,791

(294)

86,596

 Technology

6,988

280

-

7,268

 Transportation

151,613

9,663

(15,697)

145,579

 Utilities

319,225

18,200

(5,752)

331,673

Total Corporate

1,623,183

86,418

(37,189)

1,672,412

Total available-for-sale fixed maturities

$ 2,072,585

$ 98,595

$ (40,492)

$ 2,130,688

Trading fixed maturities

 Asset Backed and Mortgage Backed Securities

$ 84,928

$ 1,336

$ (283)

$ 85,981

 Foreign Government & Agency Securities

4,513

453

-

4,966

 States & Political Subdivisions

-

-

-

-

 U.S. Treasury & Agency Securities

-

-

-

-

Corporate securities:

 Basic Industry

46,541

1,916

(319)

48,138

 Capital Goods

41,396

2,315

(70)

43,641

 Communications

131,840

4,847

(3,913)

132,774

 Consumer Cyclical

117,892

4,351

(1,186)

121,057

 Consumer Noncyclical

21,539

1,146

(62)

22,623

 Energy

76,145

2,019

(1,793)

76,371

 Finance

267,355

12,355

(929)

278,781

 Industrial Other

45,959

1,746

(430)

47,275

 Technology

2,977

3

-

2,980

 Transportation

82,740

2,974

(2,635)

83,079

 Utilities

96,348

1,626

(4,150)

93,824

Total Corporate

930,732

35,298

(15,487)

950,543

Total trading fixed maturities

$ 1,020,173

37,087

(15,770)

1,041,490

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 19,656

$ -

$ 619,656

Total held-to-maturity fixed maturities

$ 600,000

$ 19,656

$ -

$ 619,656

`SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2002

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 85,272

$ 86,299

Due after one year through five years

597,290

619,761

Due after five years through ten years

653,675

702,306

Due after ten years

410,398

436,523

Subtotal - Maturities available-for-sale

$ 1,746,635

$ 1,844,889

Asset-backed securities

357,446

366,947

Total Available-for-sale

$ 2,104,081

$ 2,211,836

Maturities of trading fixed securities:

Due in one year or less

$ 11,122

$ 11,007

Due after one year through five years

482,935

492,081

Due after five years through ten years

529,771

541,779

Due after ten years

243,671

264,471

Subtotal - Maturities of trading

$ 1,267,499

$ 1,309,338

Asset-backed securities

87,470

95,487

Total Trading

$ 1,354,969

$ 1,404,825

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 616,520

Gross gains of $28.1 million, $15.5 million and $9.1 million and gross losses of $6.3 million, $7.0 million and $24.0 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2002, 2001, and 2000, respectively.

Fixed maturities with an amortized cost of approximately $2.7 million and $3.1 million at December 31, 2002 and 2001, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2002 and 2001, $37.0 million and $32.9 million of fixed maturities were pledged as collateral and are included with fixed maturities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

As of December 31, 2002 and 2001, 93% and 96%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2002, 2001, and 2000 the Company incurred realized losses totaling $27.5 million, $5.5 million, and $15.0 million, respectively for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.  During 2002, $1.4 million of the 2001 losses was recovered and is included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  $1.9 million, $0.4 million and $0.2 million of interest income on these holdings was not accrued during 2002, 2001, and 2000, respectively.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.  The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows:

December 31,

2002

2001

Total mortgage loans

$ 778,962

$ 915,730

Real estate:

Held-for-sale

-

1,490

Held for production of income

79,783

82,055

Total real estate

$ 79,783

$ 83,545

Real estate held for the production of income primarily consists of the Sun Life office park located in Wellesley Hills, MA. Accumulated depreciation on real estate was $17.9 million and $16.1 million at December 31, 2002 and 2001, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $9.0 million and $17.9 million at December 31, 2002 and 2001, respectively, against which there are allowances for losses of $7.0 million and $7.1 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2002

Mortgage loans

$ 7,140

$ 483

$ (607)

$ 7,016

2001

Mortgage loans

$ 4,675

$ 3,095

$ (630)

$ 7,140

Mortgage loans and real estate investments comprise the following property types and geographic regions:

December 31,

2002

2001

Property Type:

Office building

$ 322,957

$ 369,535

Residential

32,114

39,254

Retail

314,750

389,972

Industrial/warehouse

178,777

190,672

Other

17,163

16,982

Valuation allowances

(7,016)

(7,140)

Total

$ 858,745

$ 999,275

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3.   INVESTMENTS (CONTINUED)

December 31,

2002

2001

Geographic region:

Arizona

$ 17,999

$ 21,221

California

70,370

95,861

Colorado

7,324

8,245

Connecticut

26,418

37,208

Delaware

6,322

6,707

Florida

32,009

40,359

Georgia

61,742

71,037

Indiana

13,295

15,015

Kentucky

9,537

13,824

Louisiana

14,101

15,221

Maryland

14,545

19,730

Massachusetts

114,019

116,971

Michigan

35,662

44,549

Nevada

4,581

3,891

New Jersey

16,333

24,047

New York

94,205

88,812

North Carolina

23,479

14,889

Ohio

39,405

29,137

Oregon

5,415

8,131

Pennsylvania

98,990

122,275

Tennessee

9,236

15,345

Texas

17,351

29,071

Utah

16,582

18,179

Virginia

24,433

27,840

Washington

52,207

62,439

All other

40,201

56,411

Valuation allowances

(7,016)

(7,140)

Total

$ 858,745

$ 999,275

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

At December 31, 2002, scheduled mortgage loan maturities were as follows:

2003

$ 22,707

2004

27,585

2005

64,054

2006

25,711

2007

69,860

Thereafter

569,045

Total

$ 778,962

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $12.1 million and $39.8 million at December 31, 2002 and 2001, respectively.

During 2002 and 2000, the Company sold commercial mortgage loans in securitization transactions. In these transactions the Company established a trust, as a Qualified SPE to purchase the assets and issue the trust certificates. In the transactions, the Company retained investment tranches as well as servicing rights.  The investors in the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized a pretax gain of $4.5 million and $763,000 for the 2002 and 2000 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.064%

6.511%

7.562%

Treasury rate interpolated for average life

4.571%

4.600%

4.682%

Spread over treasuries

1.493%

1.911%

2.880%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Carrying amount of retained

Interests

$ 2,911

$ 1,391

$ 1,980

Fair value of retained interests

3,427

1,599

2,282

Weighted average life in years

4.99

5.04

5.76

Expected Credit Losses

Impact on fair value of .20% of adverse change

2,862

1,269

1,725

Impact on fair value of .30% of adverse change

2,861

1,267

1,616

Residual Cash flows Discount Rate

Impact on fair value of 10% of adverse change

2,811

1,248

1,768

Impact on fair value of 20% of adverse change

2,760

1,224

1,734

The total principal amount of the commercial mortgage loans was $72.7 million at December 31, 2002, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the commercial mortgage loans at the date of securitization and at December 31, 2002.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:

Class B

Class I

Prepayment speed

0

0

Weighted average life in years

7.25

4.54

Expected credit losses

0

0

Residual cash flows discount rate

7.798

8.844

Treasury rate interpolated for average life

4.97

4.96

Spread over treasuries

2.83%

3.88%

Duration in years

5.201

3.611

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows:

Commercial Mortgages

Class B

Class I

Carrying amount of retained

Interests

$ 14,933

$ 8,818

Fair value of retained interests

16,460

8,099

Weighted average life in years

9.57

3.80

Expected Credit Losses

Impact on fair value of .025% of adverse change

0

0

Impact on fair value of 20% of adverse change

0

0

Residual Cash flows Discount Rate

Impact on fair value of 10% of adverse change

16,250

7,810

Impact on fair value of 20% of adverse change

16,037

7,754

The total principal amount of the commercial mortgage loans was $165.8 million at December 31, 2002, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the commercial mortgage loans at the date of securitization and at December 31, 2002.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2002 and 2001.   The income resulting from this program was $252,000, $126,000, and $48,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2002

2001

Lease contract receivable

$ 56,760

$ 68,418

Less: non-recourse debt

(23,485)

(36,096)

Net Receivable

33,275

32,322

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(17,323)

(18,231)

Investment in leveraged leases

37,372

35,511

Less: fees

(187)

(212)

Net investment in leveraged leases

$ 37,185

$ 35,299

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date.  The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations.  Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

In 2000, the Company launched a new GIC program.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The net (decrease) increase in net investment income related to swap settlement payments was $(34.2) million, $(23.5) million, and $.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company does not employ hedge accounting treatment.  As a result, changes in the fair value of swaps are reported in current period operations as a component of net investment income.  The net decrease to net investment income due to changes in the fair value of swaps was $73.1 million, $64.3 million and $53.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company recognized gross realized gains on swaps of  $3.9 million, $6.2 million and $3.9 million in 2002, 2001, and 2000, respectively, as well as gross realized losses of $12.0 million, $8.9 million, and $1.2 million during 2002, 2001, and 2000, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2002 and 2001, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral that is required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2002 and 2001, $37.0 million and $32.9 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option.  The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The net increase (decrease) in net investment income related to changes in the fair value of options was $9.0 million, $(28.9) million and $(13.5) million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company does not employ hedge accounting treatment.  As a result, changes in the fair value of swaps are reported in current period operations as a component of net investment income.

The Company recognized gross realized gains on options of $140.5 million, $4.0 million and $0 in 2002, 2001, and 2000, respectively, as well as gross realized losses of $10.9 million, $0, and $0 during 2002, 2001, and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2002

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

1,683,250

$      (182,204)

Currency swaps

761,424

97,398

Equity swaps

293,994

(3,171)

Equity index options

1,153,168

213,174

Total

$

3,891,836

$ 125,197

 Outstanding at
December 31, 2001

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

1,327,496

$        (73,495)

Currency swaps

697,557

(22,918)

Equity swaps

259,607

(34,008)

Equity index options

1,428,323

81,000

Total

$

3,712,983

$ (49,421)

At December 31, 2002, the net unrealized gains on derivatives are included with other invested assets.  As of December 31, 2001, the net unrealized losses are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following:

2002

2001

2000

Fixed maturities

$ 37,633

$ 29,694

$ (14,962)

Mortgage and other loans

4,648

(2,557)

2,057

Real estate

514

1,150

5,211

Derivative instruments

121,445

1,261

2,768

Short term investments

2

196

(22)

Write-down of fixed maturities

(27,545)

(6,050)

(14,957)

Total

$ 136,697

$ 23,694

$ (19,905)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

5. NET INVESTMENT INCOME

Net investment income consisted of the following:

2002

2001

2000

Fixed maturities

$ 289,196

$ 320,810

$ 265,608

Equity securities

-

-

-

Mortgage and other loans

69,802

73,050

77,807

Real estate

7,855

5,961

8,868

Policy loans

2,645

2,967

3,047

Derivatives

(98,363)

(116,779)

(66,944)

Other

(2,714)

189

4,798

Gross investment income

268,421

286,198

293,184

Less: Investment expenses

3,144

3,706

5,510

Net investment income

$ 265,277

$ 282,492

$ 287,674

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments", excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2002 and 2001:

December 31, 2002

December 31, 2001

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 277,104

$ 277,104

$ 180,141

$ 180,141

Fixed maturities

4,216,661

4,233,181

3,772,178

3,791,834

Short-term investments

171,627

171,627

103,296

103,296

Mortgages

778,962

894,608

915,730

977,857

Derivatives

125,197

125,197

(49,421)

(49,421)

Policy loans

39,317

39,317

42,686

42,686

Other invested assets

60,243

60,243

66,771

66,771

Financial liabilities:

Guaranteed investment contracts

$ 1,768,854

$ 1,681,797

$ 1,320,278

$ 1,336,594

Contractholder deposit funds

1,507,601

1,522,820

1,603,391

1,591,474

Fixed annuity contracts

71,517

70,977

88,400

86,031

Interest sensitive life insurance

116,086

121,908

116,967

117,045

Long-term debt

645,000

688,647

565,000

596,218

Partnership Capital Securities

607,826

616,520

607,826

619,656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.  The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company has agreements with SLOC and several unrelated companies which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

GROUP INSURANCE

SLNY has an agreement with SLOC whereby SLOC reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.   The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 1999

7. REINSURANCE (CONTINUED)

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2002

2001

2000

Insurance premiums:

Direct

$ 49,190

$ 43,980

$ 51,058

Assumed

-

-

-

Ceded

5,616

2,971

6,255

Net premiums

$ 43,574

$ 41,009

$ 44,803

 Insurance and other individual policy benefits and
Claims:

Direct

$ 341,429

$ 314,750

$ 346,411

Assumed

-

-

-

Ceded

4,125

5,063

8,077

Net policy benefits and claims

$ 337,304

$ 309,687

$ 338,334

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS

PENSION PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plan for employees sponsored by SLOC.  Consistent with the transfer of all employees to Sun Life of Canada U.S. on January 1, 2002, the plan sponsorship for the employee and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31 (in 000's):

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 149,595

Service cost

8,436

Interest cost

10,673

Actuarial (gain)

(8,075)

Benefits paid

(4,925)

Plan amendments

3,946

Projected benefit obligation at end of year

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 212,965

Other

(888)

Actual return on plan assets

(27,682)

Benefits paid

(4,925)

Transfer due to change in plan sponsor

-

Fair value of plan assets at end of year

$ 179,470

Funded status

$ 19,820

Unrecognized net actuarial loss

38,632

Unrecognized transition obligation

(19,545)

Unrecognized prior service cost

9,132

Prepaid benefit cost

$ 48,039

The Company's share of the projected benefit obligation for the years ended December 31, 2001 and 2000 was $140.6 million and $109.7 million, respectively.

The Company's share of the fair value of plan assets at December 31, 2001 and 2000 was $177.3 million and $163.2 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The Company's share of the prepaid benefit costs at December 31, 2001 and 2000 was $29.2 million and $26.8 million, respectively.

The following table sets forth the components of the net periodic pension cost for the year ended December 31 (in 000's)

2002

Components of net periodic benefit cost:

Service cost

$ 8,437

Interest cost

10,674

Expected return on plan assets

(18,395)

Amortization of transition obligation asset

(3,051)

Amortization of prior service cost

216

Recognized net actuarial loss (gain)

120

Net periodic benefit cost

$ (1,999)

The Company's share of net periodic benefit cost

$ 3,834

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 6.75%, 7.00% and 7.50% for the years ended December 31, 2002, 2001 and 2000, respectively. The expected return on plan assets for 2002, 2001 and 2000 was 8.75% and the assumed rate of compensation increase was 4.0% for 2002, and 4.5% for 2001 and 2000.  The Company's share of the net periodic benefit costs for the years ended December 31, 2001 and 2000 were $1.0 million and $0.81 million, respectively.

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible for at date of hire. Under the plan, the Company matches up to specified amounts, the employees' contributions to the plan.  The amount of the 2002 employer contributions under plan sponsorship for the Company and its affiliates was $4.03 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $956,000, $462,000 and $354,000 for the years ended December 31, 2002, 2001, and 2000, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to Sun Life of Canada U.S. on January 1, 2002, the plan sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8. RETIREMENT PLANS (CONTINUED)

Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.  The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2002 (in 000's):

Change in benefit obligation:

Benefit obligation at beginning of year

$ 45,515

Service cost

1,195

Interest cost

2,488

Actuarial (gain)

(7,586)

Benefits paid

(2,202)

Plan Amendments

(3,429)

Benefit obligation at end of year

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

Employer contributions

2,202

Benefits paid

(2,202)

Fair value of plan assets at end of year

$ -

Funded Status

$ (35,981)

Unrecognized net actuarial loss

12,477

Unrecognized prior service cost

(3,138)

Accrued benefit cost

$ (26,642)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2002

Components of net periodic benefit cost

Service cost

$ 1,195

Interest cost

2,488

Amortization of prior service cost

(241)

Recognized net actuarial loss

933

Net periodic benefit cost

$ 4,375

The Company's share of net periodic benefit cost

$ 380

The Company's share of the benefit obligation for the years ended December 31, 2001 and 2000 was $29.2 million and $17.1 million, respectively.

The Company's share of the accrued benefit cost at December 31, 2001 and 2000 was $13.4 million and $12.1 million, respectively.

The Company's share of the net periodic benefit costs for the years ended December 31, 2001 and 2000 was $256,000 and $219,000 respectively.

In order to measure the post-retirement benefit obligation at December 31, 2002, the Company assumed a 12.0% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 11% in 2003 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated post-retirement benefit obligation at December 31, 2002 by $4.3 million, and the aggregate of the service and interest cost components of net periodic post-retirement benefit expense for 2002 by $0.6 million.  Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation at December 31, 2002 by $3.6 million, and the aggregate of the service and interest cost components of net periodic post-retirement benefit expense for 2002 by $0.5 million.  The assumed weighted average discount rate used in determining the post-retirement benefit obligation was 6.75% for 2002, 7.00% for 2001 and 7.50% for 2000.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada- U.S. Operations Holdings, Inc.  Federal income taxes are calculated as if the Company was filing a separate federal income tax return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 was as follows:

2002

2001

2000

Federal income tax expense (benefit):

Current

$

(74,702)

$

(81,820)

$

(8,536)

Deferred

28,528

58,498

(53,145)

Total

$

(46,174)

$

(23,322)

$

(61,681)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

2002

2001

2000

Expected federal income tax benefit

$

(22,423)

$

(13,435)

$

(21,455)

Low income housing credit

(6,138)

(6,138)

(5,805)

Additional tax benefit

(16,700)

(4,200)

(35,897)

Other

(913)

451

1,476

Federal income tax benefit

$

(46,174)

$

(23,322)

$

(61,681)

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2002 and 2001 were as follows:

2002

2001

Deferred tax assets:

Actuarial liabilities

$ 54,928

$ 92,323

Other

18,462

38,870

Total deferred tax assets

$ 73,390

$ 131,193

Deferred tax liabilities:

Deferred policy acquisition costs

(104,199)

(181,647)

Investments, net

(73,927)

(48,710)

Total deferred tax liabilities

$ (178,126)

$ (230,357)

Net deferred tax liabilities

$ (104,736)

$ (99,164)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service, and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1998 through 2000.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life and group disability products is summarized below:

2002

2001

Balance at January 1

$ 23,615

$ 20,574

Less reinsurance recoverable

(6,078)

(5,067)

Net balance at January 1

17,537

15,507

Incurred related to:

Current year

12,062

11,354

Prior years

(1,946)

(786)

Total incurred

10,116

10,568

Paid losses related to:

Current year

(6,660)

(5,446)

Prior years

(3,320)

(3,092)

Total paid

(9,980)

(8,538)

Balance at December 31

24,294

23,615

Less reinsurance recoverable

(6,621)

(6,078)

Deconsolidation of SLNY

(17,673)

-

Net balance at December 31

$ -

$ 17,537

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.  As a result of the merger of SLNY and KBL, the liabilities of SLNY, including all of the group liabilities for  Company, are no longer consolidated with the liabilities of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the DAC:

2002

2001

Balance at January 1

$ 765,716

$ 761,988

Acquisition costs deferred

95,244

137,879

Amortized to expense during the year

(243,927)

(120,733)

Adjustment for unrealized investment gains (losses) during the year

(19,059)

(13,418)

Deconsolidation of SLNY

(12,159)

-

Balance at December 31

$ 585,815

$ 765,716

During 2002, DAC amortization was increased as a result of actual results and revised estimates of future gross profits.  The change in the market value of separate accounts assets (approximately $57.0 million) and revised cash flow assumptions (approximately $39.0 million) were the major items affecting the change in gross profit assumptions.

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering GICS to unrelated third parties in overseas markets during the second quarter of 2000.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.  As of December 31, 2002, as a result of the SLNY/KBL merger, the results of the Group Protection segment will no longer be consolidated with the Company.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management segment instead of the Corporate segment:

Year ended December 31, 2002

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 584,408

$ 62,030

$ 20,181

$ 131,332

$ 797,951

Total Expenditures

696,458

61,445

15,630

88,485

862,018

Pretax Income (Loss)

(112,050)

585

4,551

42,847

(64,067)

Net Operating Income (Loss)

(71,691)

464

3,195

48,874

(19,158)

Total Assets

$ 16,659,420

$ 2,704,635

$ -

$ 641,518

$ 20,005,573

Year ended December 31, 2001

Total Revenues

$ 500,992

$ 32,345

$ 19,407

$ 78,562

$ 631,306

Total Expenditures

530,671

28,383

15,930

101,637

676,621

Pretax Income (Loss)

(29,679)

3,962

3,477

(23,075)

(45,315)

Net Operating Income (Loss)

(11,093)

3,443

2,641

(12,873)

(17,882)

Total Assets

$20,286,398

$ 1,685,589

$ 38,105

$ 299,647

$ 22,309,739

Year ended December 31, 2000

Total Revenues

$ 536,630

$ 44,206

$ 17,194

$ 12,403

$ 610,433

Total Expenditures

558,375

44,477

15,350

53,515

671,717

Pretax Income (Loss)

(21,745)

(271)

1,844

(41,112)

(61,284)

Net Operating Income (Loss)

(5,971)

(176)

1,199

7,442

2,494

Total Assets

$22,098,372

$ 1,242,549

$ 30,514

$ 686,233

$ 24,057,668

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

13.  REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis).  Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently.  The statutory financials are not prepared on a consolidated basis.

The Company's statutory surplus and net income (loss) were as follows:

Year ended December 31,

2002

2001

2000

Statutory surplus and capital

$      686,561

$     769,520

$ 940,335

Statutory net loss

$ (131,012)

$ (137,139)

$ (236)

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware.  Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Delaware Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle.  The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.  As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), by $25.9 million as of January 1, 2001.  This adjustment is due to $25.5 million of net deferred tax assets established as of January 1, 2001, offset by a decrease of $470,000 in the valuation of the Company's obligation for post-retirement benefits other than pensions on an NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company's and its insurance affiliate's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and SLNY.  Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company).  Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company did not pay any dividends in 2002 and paid $15.0 million and $10.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001, and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the superintendent.  No dividends were paid during 2002 or 2001.  Dividends in the amount of $4.7 million were declared and paid during 2000 by the SLNY to the Company.  These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million.  There are 15 banks in the syndicate of lenders. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements.  One line of credit terminates October 2003, the other in October 2007.  As of December 31, 2002, no amounts have been borrowed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2002, minimum future lease payments under such leases are as follows:

2003

241

2004

243

2005

250

2006

257

2007

264

Thereafter

202

Total

$ 1,457

Total rental expense for the years ended December 31, 2002, 2001 and 2000 was $7.6 million, $6.9 million and $5.0 million, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2003

PART C

ITEM 27.  EXHIBITS

A. Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-29852.)

B. Marketing Coordination and Administrative Service Agreement between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

C. (1)  Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

(2)  Amendment to Principal Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on September 10, 2001.)

D. (1)  Form of Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Form of Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(3)  Form of Flexible Premium Variable Universal Life Insurance Certificate (Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Form of Flexible Premium Variable Universal Life Insurance Certificate (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Form of Additional Protection Benefit Rider (APB Rider)(Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Form of Enhanced Cash Surrender Value Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(7)  Form of Fixed Account Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

E. (1)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Form of Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F. (1)  Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

(2)  Bylaws of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

G. Form of Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H.           (1)(a)  Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(b)  Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(c)  Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(d)  Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(1)(e)  Amendment No. 8 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(2)(a)  Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(b)  Amendment No. 1 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(c)  Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(a)  Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(b)  Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(c)  Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(d)  Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(4)      Participation Agreement, dated as of May 1, 2000, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(5)(b) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(5)(c) Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(6)(a) Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(6)(b) Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(b) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(c) Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)     Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(9)     Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(10)    Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and J.P. Morgan Series Trust II. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(11)(a)Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(11)(b)Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(11)(c)Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(12)(a)Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(12)(b)Addendum, dated as of May 1, 2000 to Fund Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 28, 2000.)

I. Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J. None.

K. Legal Opinion.

L. None.

M. None.

N. Independent Auditor's Consent.

O. None.

P. None.

Q. None.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and

Principal Positions and Officers

Business Address

With Depositor

Donald A. Stewart

Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

C. James Prieur

Chairman and Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

Robert C. Salipante

President and Director

One Sun Life Executive Park

Wellesley Hills, MA 02481

David D. Horn

Director

257 Lake Street

P.O. Box 24

New Vineyard, ME 04956

James A. McNulty, III

Director

12 Wild Holly Lane

Medfield, MA 02052

S. Caesar Raboy

Director

220 Boylston Street

Boston, MA 02110

William W. Stinson

Director

1001 13th Avenue S.W.

Calgary, Alberta

Canada T2R 0L5

James C. Baillie

Director

Torys Suite 300, Maritime Life Tower

Toronto, Ontario

Canada MSK 1N2

Paul W. Derksen

Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

David K. Stevenson

Director

359 Grove Street

Needham, MA 02492

James M.A. Anderson

Vice President, Investments

One Sun Life Executive Park

Wellesley Hills, MA 02481

Nancy L. Conlin

Vice President and Chief Counsel

One Sun Life Executive Park

Wellesley Hills, MA 02481

Peter F. Demuth

Vice President, Chief Strategy

One Sun Life Executive Park

and Business Development Officer

Wellesley Hills, MA 02481

Mark W. DeTora

Vice President, Individual Insurance

One Sun Life Executive Park

Wellesley Hills, MA 02481

Robert P. Vrolyk

Vice President and Actuary

One Sun Life Executive Park

Wellesley Hills, MA 02481

Ellen B. King

Assistant Vice President and Senior Counsel and

One Sun Life Executive Park

Secretary

Wellesley Hills, MA 02481

Philip K. Polkinghorn

Vice President, Retirement Products and Services

112 Worcester Street

Wellesley Hills, MA 02481

Davey S. Scoon

Vice President & Chief Administrative and

One Sun Life Executive Park

Financial Officer & Treasurer

Wellesley Hills, MA 02481

James R. Smith

Vice President & Chief Information Officer

One Sun Life Executive Park

Wellesley Hills, MA 02481

Janet V. Whitehouse

Vice President, Human Resources and

One Sun Life Executive Park

Administrative Services

Wellesley Hills, MA 02481

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 30.  INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 31.  PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal

Positions and Officers

Business Address*

with Underwriter

Jane Wolak

President

Davey S. Scoon

Treasurer and Director

James M.A. Anderson

Director

Robert C. Salipante

Director

George E. Maden

Secretary and Clerk

William T. Evers

Assistant Secretary and Clerk

Norton A. Goss, II

Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Nancy C. Atherton

Tax Officer

------------------------------

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 33.  MANAGEMENT SERVICES

Not applicable.

ITEM 34.  FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 22nd day of April, 2003.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(Registrant)

By:  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By:  /s/ Robert C. Salipante

Robert C. Salipante, President

Attest:  /s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

 /s/ Robert C. Salipante
 Robert C. Salipante

 President and Director
(Principal Executive Officer)

April 22, 2003

 /s/ Davey Scoon
 Davey Scoon

 Vice President and Chief Administrative and Financial Officer and Treasurer
(Principal Financial & Accounting Officer)

April 22, 2003

 */s/ Donald A. Stewart
 Donald A. Stewart

Chairman and Director

 */s/ James Prieur
 C. James Prieur

Vice Chairman and Director

 */s/ James C. Baillie
 James C. Baillie

Director

 */s/ David D. Horn
 David D. Horn

Director

 */s/ James A. McNulty, III
 James A. McNulty

Director

 */s/ S. Caesar Raboy
 S. Caesar Raboy

Director

 */s/ William W. Stinson
 William W. Stinson

Director

 By:  /s/ Edward M. Shea
Edward M. Shea, Attorney-In-Fact

April 22, 2003

*By Edward M. Shea pursuant to Powers of Attorney.